                                 United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4017

                      (Investment Company Act File Number)

                             Federated Equity Funds
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/03

               Date of Reporting Period: Six months ended 4/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Capital Appreciation Fund

Established 1977

27TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$19.40	$22.48	$29.05	$25.36	$18.73	$20.08
Income From Investment Operations:
Net investment income	0.05	0.13 [2]	0.17	0.11	0.06	0.09
Net realized and unrealized gain (loss) on investments and options	0.51	(3.04)[2]	(4.97)	4.96	7.46	1.01

TOTAL FROM INVESTMENT OPERATIONS	0.56	(2.91)	(4.80)	5.07	7.52	1.10

Less Distributions:
Distributions from net investment income	(0.08)	(0.17)	(0.08)	(0.07)	(0.07)	(0.12)
Distributions from net realized gain on investments	--	--	(1.69)	(1.31)	(0.82)	(2.33)

TOTAL DISTRIBUTIONS	(0.08)	(0.17)	(1.77)	(1.38)	(0.89)	(2.45)

Net Asset Value, End of Period	$19.88	$19.40	$22.48	$29.05	$25.36	$18.73

Total Return[3]	2.91%	(13.10)%	(17.25)%	20.61%	41.17%	6.23%

Ratios to Average Net Assets:

Expenses	1.26%[4,5]	1.23%[5]	1.23%	1.24%	1.27%	1.29%

Net investment income	0.67%[4]	0.76%[2]	0.80%	0.41%	0.26%	0.44%

Expense waiver/reimbursement[6]	0.00%[4,7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.02%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,740,252	$1,337,564	$699,510	$637,523	$262,083	$158,587

Portfolio turnover	30%	71%	61%	126%	55%	68%

1 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.25% and 1.23% after taking into account these expense reductions for the six months ended April 30, 2003 and the year ended October 31, 2002, respectively.

6 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$18.95	$21.99	$28.58	$25.09	$18.62	$20.04
Income From Investment Operations:
Net investment income (net operating loss)	0.00 [2]	0.03 [3]	0.04	0.01	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments and options	0.48	(3.05)[3]	(4.94)	4.79	7.36	0.96

TOTAL FROM INVESTMENT OPERATIONS	0.48	(3.02)	(4.90)	4.80	7.29	0.93

Less Distributions:
Distributions from net investment income	--	(0.02)	--	--	--	(0.02)
Distributions from net realized gain on investments	--	--	(1.69)	(1.31)	(0.82)	(2.33)

TOTAL DISTRIBUTIONS	--	(0.02)	(1.69)	(1.31)	(0.82)	(2.35)

Net Asset Value, End of Period	$19.43	$18.95	$21.99	$28.58	$25.09	$18.62

Total Return[4]	2.53%	(13.76)%	(17.88)%	19.71%	40.12%	5.20%

Ratios to Average Net Assets:

Expenses	2.00%[5,6]	1.98%[6]	1.98%	1.99%	2.02%	2.04%

Net investment income (net operating loss)	(0.09)%[5]	0.01%[3]	0.06%	(0.32)%	(0.49)%	(0.31)%

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[8]	0.00%[8]	0.00%[8]	0.00%[8]	0.02%

Supplemental Data:

Net assets, end of period (000 omitted)	$418,474	$378,336	$299,814	$266,173	$106,528	$49,242

Portfolio turnover	30%	71%	61%	126%	55%	68%

1 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.99% and 1.98% after taking into account these expense reductions for the six months ended April 30, 2003 and the year ended October 31, 2002, respectively.

7 This expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$18.94	$21.98	$28.55	$25.07	$18.61	$19.95
Income From Investment Operations:
Net investment income (net operating loss)	0.00 [2]	0.04 [3]	0.04	0.03	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments and options	0.48	(3.05)[3]	(4.92)	4.76	7.35	1.05

TOTAL FROM INVESTMENT OPERATIONS	0.48	(3.01)	(4.88)	4.79	7.28	1.01

Less Distributions:
Distributions from net investment income	--	(0.03)	--	--	--	(0.02)
Distributions in excess of net realized gain on investments	--	--	(1.69)	(1.31)	(0.82)	(2.33)

TOTAL DISTRIBUTIONS	--	(0.03)	(1.69)	(1.31)	(0.82)	(2.35)

Net Asset Value, End of Period	$19.42	$18.94	$21.98	$28.55	$25.07	$18.61

Total Return[4]	2.53%	(13.73)%	(17.83)%	19.68%	40.09%	5.67%

Ratios to Average Net Assets:

Expenses	2.01%[5]	1.98%[6]	1.98%	1.99%	2.02%	2.04%

Net investment income (net operating loss)	(0.09)%[5]	0.01%[3]	0.05%	(0.31)%	(0.49)%	(0.31)%

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[8]	0.00%[8]	0.00%[8]	0.00%[8]	0.02%

Supplemental Data:

Net assets, end of period (000 omitted)	$128,593	$100,576	$51,497	$41,797	$12,866	$5,885

Portfolio turnover	30%	71%	61%	126%	55%	68%

1 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.00% and 1.98% after taking into account these expense reductions for the six months ended April 30, 2003 and the year ended October 31, 2002, respectively.

7 This expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class K Shares

(For a Share Outstanding Throughout the Period)

Period Ended April 30	2003 [1]
Net Asset Value, Beginning of Period	$19.13
Income From Investment Operations:
Net investment income	0.02
Net realized and unrealized gain on investments and options	0.73

TOTAL FROM INVESTMENT OPERATIONS	0.75

Net Asset Value, End of Period	$19.88

Total Return[2]	3.92%

Ratios to Average Net Assets:

Expenses	1.75%[3]

Net investment income	0.18%[3]

Expense waiver/reimbursement[4]	0.00%[3,5]

Supplemental Data:

Net assets, end of period (000 omitted)	$0 [6]

Portfolio turnover	30%[7]

1 Reflects operations for the period from April 8, 2003 (start of performance) to April 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the expense and the net investment income ratio shown above.

5 Represents less than 0.01%.

6 Represents less than $1,000.

7 Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2003.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--96.1%
		Consumer Discretionary--9.2%
1,276,858	[1]	AOL Time Warner, Inc.	$17,467,417
354,400	[1]	Clear Channel Communications, Inc.	13,860,584
571,900	[1]	Comcast Corp., Class A	18,249,329
292,300		Gannett Co., Inc.	22,132,956
392,900		Home Depot, Inc.	11,052,277
467,700	[2]	Interpublic Group Cos., Inc.	5,331,780
227,119		Johnson Controls, Inc.	18,678,267
78,200	[1]	Kohl's Corp.	4,441,760
268,000	[2]	Lowe's Cos., Inc.	11,762,520
289,588	[2]	Nike, Inc., Class B	15,501,646
217,200	[2]	Omnicom Group, Inc.	13,444,680
729,739		Target Corp.	24,402,472
615,774	[1]	Viacom, Inc., Class B	26,730,749
356,400		Walt Disney Co.	6,650,424

		TOTAL	209,706,861

		Consumer Staples--11.6%
304,000		Altria Group, Inc.	9,351,040
215,626		Anheuser-Busch Cos., Inc.	10,755,425
859,780		Coca-Cola Co.	34,735,112
556,700	[1,2]	Costco Wholesale Corp.	19,278,521
436,300		Gillette Co.	13,285,335
230,800		Hershey Foods Corp.	15,059,700
1,449,409	[1]	Kroger Co.	20,726,549
186,100		McCormick & Co., Inc.	4,613,419
691,767		PepsiCo, Inc.	29,939,676
358,600		Procter & Gamble Co.	32,220,210
359,700		UST, Inc.	11,269,401
374,122	[2]	Walgreen Co.	11,545,405
951,800		Wal-Mart Stores, Inc.	53,605,376

		TOTAL	266,385,169

Shares			Value
		COMMON STOCKS--continued
		Energy--7.5%
238,900		Anadarko Petroleum Corp.	$10,607,160
292,500		BP Amoco PLC, ADR	11,272,950
510,300		Baker Hughes, Inc.	14,288,400
456,918		ChevronTexaco Corp.	28,699,020
327,700		ConocoPhillips	16,483,310
1,208,804		Exxon Mobil Corp.	42,549,901
590,400		Royal Dutch Petroleum Co., ADR	24,135,552
580,500		Schlumberger Ltd.	24,340,365

		TOTAL	172,376,658

		Financials--14.2%
359,000		American International Group, Inc.	20,804,050
158,600		Bank One Corp.	5,717,530
465,163		Bank of America Corp.	34,445,320
864,286		Bank of New York Co., Inc.	22,860,365
1,426,903		Citigroup, Inc.	56,005,943
204,800		Federal Home Loan Mortgage Corp.	11,857,920
250,700		Federal National Mortgage Association	18,148,173
165,600		Fifth Third Bancorp	8,162,424
244,800		FleetBoston Financial Corp.	6,492,096
324,786		Lehman Brothers Holdings, Inc.	20,451,774
567,800		Lincoln National Corp.	18,146,888
302,500		Marsh & McLennan Cos., Inc.	14,423,200
691,408		Morgan Stanley	30,940,508
49,800		SLM Corporation	5,577,600
170,500		Wachovia Corp.	6,514,805
548,100		Washington Mutual, Inc.	21,649,950
461,900		Wells Fargo & Co.	22,291,294

		TOTAL	324,489,840

Shares			Value
		COMMON STOCKS--continued
		Healthcare--17.3%
422,615		Abbott Laboratories	$17,170,847
240,800		AmerisourceBergen Corp.	13,930,280
285,400	[1]	Amgen, Inc.	17,497,874
184,500	[1,2]	Anthem, Inc.	12,664,080
727,202	[2]	Baxter International, Inc.	16,725,646
361,400	[1,2]	Biogen, Inc.	13,729,586
605,780		Bristol-Myers Squibb Co.	15,471,621
377,300	[1]	Guidant Corp.	14,710,927
689,800		Johnson & Johnson	38,877,128
516,600		Lilly (Eli) & Co.	32,969,412
127,000		Medtronic, Inc.	6,062,980
632,373		Merck & Co., Inc.	36,791,461
707,050		Mylan Laboratories, Inc.	19,988,304
2,592,143		Pfizer, Inc.	79,708,397
1,282,506		Schering Plough Corp.	23,213,359
377,920	[1]	St. Jude Medical, Inc.	19,825,683
359,576		Wyeth	15,652,343

		TOTAL	394,989,928

		Industrials--11.2%
171,300		3M Co.	21,590,652
142,100	[1]	American Standard Cos.	10,116,099
257,500	[2]	Caterpillar, Inc.	13,544,500
314,380	[2]	Danaher Corp.	21,685,932
254,743	[2]	Deere & Co.	11,216,334
368,300		Dover Corp.	10,584,942
304,900		Eaton Corp.	25,023,143
1,613,485		General Electric Co.	47,517,133
277,700		Ingersoll-Rand Co., Class A	12,241,016
430,600		Lockheed Martin Corp.	21,551,530
693,700		Raytheon Co.	20,762,441
501,268		Textron, Inc.	14,782,393
383,300		Tyco International Ltd.	5,979,480
917,376		Waste Management, Inc.	19,925,407

		TOTAL	256,521,002

Shares			Value
		COMMON STOCKS--continued
		Information Technology--14.0%
1,873,700	[1,2]	Applied Materials, Inc.	$27,356,020
1,174,300	[1]	Cisco Systems, Inc.	17,661,472
746,800	[1]	Dell Computer Corp.	21,589,988
1,861,259	[1]	EMC Corp. Mass	16,918,844
319,100		Electronic Data Systems Corp.	5,791,665
608,144	[1]	FIserv, Inc.	17,903,759
710,900		Hewlett-Packard Co.	11,587,670
1,310,200		Intel Corp.	24,107,680
414,476		International Business Machines Corp.	35,189,012
246,327	[1,2]	Intuit, Inc.	9,552,561
357,261	[1]	Lexmark International Group, Class A	26,619,517
2,436,294		Microsoft Corp.	62,296,038
760,100		Nokia Oyj, Class A, ADR	12,594,857
1,655,246	[1,2]	Oracle Corp.	19,664,322
529,025	[1]	SunGuard Data Systems, Inc.	11,374,038

		TOTAL	320,207,443

		Materials--3.2%
940,942		Alcoa, Inc.	21,575,800
797,800		International Paper Co.	28,521,350
591,570		MeadWestvaco Corp.	13,955,136
478,116		Monsanto Co.	8,319,218

		TOTAL	72,371,504

		Telecommunication Services--4.0%
632,400		BellSouth Corp.	16,119,876
1,292,724		SBC Communications, Inc.	30,198,033
677,333		Sprint Corp.	7,796,103
997,000		Verizon Communications	37,267,860

		TOTAL	91,381,872

		Utilities--3.9%
690,600		Cinergy Corp.	23,577,084
153,200	[2]	FPL Group, Inc.	9,325,284
412,700		FirstEnergy Corp.	13,920,371
887,800		NiSource, Inc.	16,779,420
588,500	[2]	Sempra Energy	15,795,340
314,900		Southern Co.	9,160,442

		TOTAL	88,557,941

		TOTAL COMMON STOCKS (IDENTIFIED COST $2,211,463,666)	2,196,988,218

Shares			Value
		MUTUAL FUNDS--5.8%
59,372,705		Prime Value Obligations Fund, Class IS	$59,372,705
73,750,632		Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	73,750,632

		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	133,123,337

		TOTAL INVESTMENTS--101.9% (IDENTIFIED COST $2,344,587,003)[3]	2,330,111,555

		OTHER ASSETS AND LIABILITIES - NET--(1.9%)	(42,791,697)

		TOTAL NET ASSETS--100.0%	$2,287,319,858

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated broker/dealers.

3 The cost of investments for federal tax purposes amounts to $2,344,587,003.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at value including $70,944,466 of securities loaned (identified cost $2,344,587,003)		$2,330,111,555
Income receivable		4,297,771
Receivable for investments sold		7,148,848
Receivable for shares sold		26,937,498

TOTAL ASSETS		2,368,495,672

Liabilities:
Payable for investments purchased	$3,097,200
Payable for shares redeemed	4,037,751
Payable on collateral due to broker	73,750,632
Accrued expenses	290,231

TOTAL LIABILITIES		81,175,814

Net assets for 115,693,062 shares outstanding		$2,287,319,858

Net Assets Consist of:
Paid in capital		$2,591,687,067
Net unrealized depreciation of investments		(14,475,448)
Accumulated net realized loss on investments		(294,356,587)
Undistributed net investment income		4,464,826

TOTAL NET ASSETS		$2,287,319,858

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,740,252,435 ÷ 87,530,967 shares outstanding)		$19.88

Offering price per share (100/94.50 of $19.88)[1]		$21.04

Redemption proceeds per share		$19.88

Class B Shares:
Net asset value per share ($418,474,203 ÷ 21,538,985 shares outstanding)		$19.43

Offering price per share		$19.43

Redemption proceeds per share (94.50/100 of $19.43)[1]		$18.36

Class C Shares:
Net asset value per share ($128,592,961 ÷ 6,623,097 shares outstanding)		$19.42

Offering price per share (100/99.00 of $19.42)[1]		$19.62

Redemption proceeds per share (99.00/100 of $19.42)[1]		$19.23

Class K Shares:
$259.53 ÷ 13.054 shares outstanding		$19.88

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $141,871)				$19,283,826
Interest (including income on securities loaned of $42,267)				1,303

TOTAL INCOME				19,285,129

Expenses:
Investment adviser fee		$7,540,550
Administrative personnel and services fee		756,066
Custodian fees		52,269
Transfer and dividend disbursing agent fees and expenses--Class A Shares		1,084,405
Transfer and dividend disbursing agent fees and expenses--Class B Shares		274,707
Transfer and dividend disbursing agent fees and expenses--Class C Shares		81,609
Transfer and dividend disbursing agent fees and expenses--Class K Shares		0	[1]
Directors'/Trustees' fees		8,484
Auditing fees		8,214
Legal fees		2,999
Portfolio accounting fees		87,834
Distribution services fee--Class B Shares		1,458,664
Distribution services fee--Class C Shares		410,528
Distribution services fee--Class K Shares		0	[1]
Shareholder services fee--Class A Shares		1,890,453
Shareholder services fee--Class B Shares		486,221
Shareholder services fee--Class C Shares		136,843
Share registration costs		94,474
Printing and postage		132,015
Insurance premiums		1,331
Miscellaneous		4,693

TOTAL EXPENSES		14,512,359

Reimbursement and Expense Reduction:
Reimbursement of investment adviser fee	$(6,665)
Fees paid indirectly from directed broker arrangements	(51,179)

TOTAL REIMBURSEMENT AND EXPENSE REDUCTION		(57,844)

Net expenses				14,454,515

Net investment income				4,830,614

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments				(77,898,975)
Net change in unrealized depreciation of investments				130,210,389

Net realized and unrealized gain on investments				52,311,414

Change in net assets resulting from operations				$57,142,028

1 Represents less than $1.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,830,614	$8,515,965
Net realized loss on investments and options	(77,898,975)	(120,703,938)
Net change in unrealized appreciation/depreciation of investments	130,210,389	(181,049,558)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	57,142,028	(293,237,531)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,248,832)	(5,711,977)
Class B Shares	--	(269,500)
Class C Shares	--	(70,069)
Class K Shares	--	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,248,832)	(6,051,546)

Share Transactions:
Proceeds from sale of shares	747,033,525	1,238,402,127
Proceeds from shares issued in connection with the tax-free transfer of assets from Second National Bank Fiduciary Growth Fund	2,165,768	--
Proceeds from shares issued in connection with the taxable transfer of assets from Second National Bank Pension Growth Fund	765,021	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Susquehanna Common Trust Fund	4,411,414	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Rightime Mid-Cap Fund	--	25,496,092
Proceeds from shares issued in connection with the taxable transfer of assets from Rightime Fund	--	39,756,520
Proceeds from shares issued in connection with the tax-free transfer of assets from Rightime Blue Chip Fund	--	82,895,572
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated New Economy Fund	--	27,126,892
Proceeds from shares issued in connection with the tax-free transfer of assets from FirstMerit Equity Fund	--	43,111,396
Proceeds from shares issued in connection with the tax-free transfer of assets from Stock Yards Bank & Trust Company	--	26,212,725
Proceeds from shares issued in connection with the taxable transfer of assets from Stock Yards Bank & Trust Company	--	5,454,899
Net asset value of shares issued to shareholders in payment of distributions declared	5,152,972	4,950,663
Cost of shares redeemed	(339,578,090)	(428,461,955)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	419,950,610	1,064,944,931

Change in net assets	470,843,806	765,655,854

Net Assets:
Beginning of period	1,816,476,052	1,050,820,198

End of period (including undistributed net investment income of $4,464,826 and $5,883,044, respectively)	$2,287,319,858	$1,816,476,052

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. On April 8, 2003 the Fund began offering Class K Shares. The investment objective of the Fund is to provide capital appreciation.

On December 7, 2001, the Fund received a tax-free transfer of assets from Rightime Mid-Cap Fund and Rightime Blue Chip Fund, and a taxable transfer of assets from Rightime Fund, as follows:

	Class A Shares of the Fund Issued	Rightime Funds' Net Assets Received	Unrealized Appreciation	[1]	Net Assets of Fund Prior to Combination	Net Assets of Rightime Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Rightime Mid-Cap Fund	1,055,922	$25,496,092	$1,766,764		--	$25,496,092	--

Rightime Blue Chip Fund	3,431,830	82,895,572	23,786,601		--	82,895,572	--

Rightime Fund	1,647,823	39,756,520	--		--	39,756,520	--

TOTAL	6,135,575	$148,148,184	$25,553,365		$1,188,861,448	$148,148,184	$1,337,009,632

1 Unrealized Appreciation of Rightime Mid-Cap Fund and Rightime Blue Chip Fund is included in the Rightime Funds' Net Assets Received amount shown above.

On April 4, 2002, the Fund received a tax-free transfer of assets from Federated New Economy Fund as follows:

	Shares of the Fund Issued	Federated New Economy Fund Net Assets Received	Unrealized Depreciation	[2]	Net Assets of Fund Prior to Combination	Net Assets of Federated New Economy Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	448,449	$10,726,905	$1,074,136		$1,161,978,033	$10,726,905	$1,172,704,938

Class B	595,445	13,969,136	375,837		396,400,207	13,969,136	410,369,343

Class C	103,705	2,430,851	75,239		79,455,430	2,430,851	81,886,281

TOTAL	1,147,599	$27,126,892	$1,525,212		$1,637,833,670	$27,126,892	$1,664,960,562

2 Unrealized Depreciation is included in the Federated New Economy Fund Net Assets Received amount shown above.

On August 16, 2002, the Fund received a tax-free transfer of assets from the FirstMerit Equity Fund as follows.

Class A Shares of the Fund Issued	FirstMerit Equity Fund Net Assets Received	Unrealized Depreciation	[3]	Net Assets of Fund Prior to Combination	Net Assets of FirstMerit Equity Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,095,838	$43,111,396	$7,651,541		$1,700,495,582	$43,111,396	$1,743,606,978

3 Unrealized Depreciation is included in the FirstMerit Equity Fund Net Assets Received amount shown above.

On October 11, 2002, the Fund received a tax-free transfer of assets from the Stock Yards Bank & Trust Company Common IV Personal Trust Equity Fund and a taxable transfer of assets from the Stock Yards Bank & Trust Company Collective II EB Fund, as follows.

Class A Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Class A Shares of the Fund Issued in Relation to Taxable Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Taxable Transfer of Collective Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	[4]
1,417,670	295,019	$26,212,725	$5,454,899	$641,308

Net Assets of Fund Prior to Combination	Net Assets of Common and Collective Trust Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,667,208,831	$31,667,624	$1,698,876,455

4 Unrealized Appreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

On November 15, 2002, the Fund received a tax-free transfer of assets from Second National Bank Fiduciary Growth Fund and a taxable transfer of assets from Second National Bank Pension Growth Fund, as follows:

	Class A Shares of the Fund Issued	Second National Bank Funds' Net Assets Received	Unrealized Depreciation	[5]	Net Assets of Fund Prior to Combination	Net Assets of Second National Bank Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Second National Bank Fiduciary Growth Fund	109,272	$2,165,768	$780,298		--	$2,165,768	--

Second National Bank Pension Growth Fund	38,598	765,021	--		--	765,021	--

TOTAL	147,870	$2,930,789	$780,298		$1,890,492,013	$2,930,789	$1,893,422,802

5 Unrealized Depreciation is included in the Second National Bank Fiduciary Fixed Income Fund Net Assets received amount shown above.

On December 13, 2002, the Fund received a tax-free transfer of assets from the Susquehanna Common Trust Fund as follows:

	Class A Shares of the Fund Issued	Susquehanna Common Trust Fund Net Assets Received	Unrealized Appreciation	[6]	Net Assets of Fund Prior to Combination	Net Assets of Susquehanna Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Susquehanna Common Trust Fund	226,808	$4,411,414	$1,073,435		$1,937,552,787	$4,411,414	$1,941,964,201

6 Unrealized Appreciation is included in the tax-free transfer of Susquehanna Common Trust Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2003, the Fund did not have realized gain/loss on written options.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2003 securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$70,944,466	$73,750,632

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective November 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities. Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not effect the Fund's net asset value or distributions. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization is as follows:

	As of 11/1/2001		For the Year Ended 10/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$(46,213)	$(46,213)	$(3,718)	$(46,213)	$49,931

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	31,908,580	$618,306,180	41,798,428	$926,476,450
Shares issued in connection with tax-free transfer of assets from Second National Bank Fiduciary Growth Fund	109,272	2,165,768	--	--
Shares issued in connection with the taxable transfer of assets from Second National Bank Pension Growth Fund	38,598	765,021	--	--
Shares issued in connection with tax-free transfer of assets from Susquehanna Common Trust Fund	226,808	4,411,414	--	--
Shares issued in connection with taxable transfer of assets from Rightime Mid-Cap Fund	--	--	1,055,922	25,496,092
Shares issued in connection with taxable transfer of assets from Rightime Fund	--	--	1,647,823	39,756,520
Shares issued in connection with tax-free transfer of assets from Rightime Blue Chip Fund	--	--	3,431,830	82,895,572
Shares issued in connection with tax-free transfer of assets from Federated New Economy Fund	--	--	448,449	10,726,905
Shares issued in connection with tax-free transfer of assets from FirstMerit Equity Fund	--	--	2,095,838	43,111,396
Shares issued in connection with tax-free transfer of assets from Stock Yards Bank & Trust Company conversion	--	--	1,417,670	26,212,725
Shares issued in connection with taxable transfer of assets from Stock Yards Bank & Trust Company conversion	--	--	295,019	5,454,899
Shares issued to shareholders in payment of distributions declared	266,819	5,142,834	191,912	4,637,437
Shares redeemed	(13,955,888)	(265,949,445)	(14,561,859)	(310,978,098)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	18,594,189	$364,841,772	37,821,032	$853,789,898

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,072,749	$76,884,000	10,277,898	$225,880,205
Shares issued in connection with tax-free transfer of assets from Federated New Economy Fund	--	--	595,445	13,969,136
Shares issued to shareholders in payment of distributions declared	536	10,138	10,304	244,284
Shares redeemed	(2,498,329)	(46,516,875)	(4,555,911)	(94,381,588)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,574,956	$30,377,263	6,327,736	$145,712,037

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,769,360	$51,843,095	3,961,553	$86,045,472
Shares issued in connection with tax-free transfer of assets from Federated New Economy Fund	--	--	103,705	2,430,851
Shares issued to shareholders in payment of distributions declared	--	--	2,962	68,942
Shares redeemed	(1,456,905)	(27,111,770)	(1,100,249)	(23,102,269)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,312,455	$24,731,325	2,967,971	$65,442,996

	Period Ended 4/30/2003[1]		Year Ended 10/31/2002
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	13	$250	--	--
Shares redeemed	--	--	--	--

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	13	$250	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	21,481,613	$419,950,610	47,116,739	$1,064,944,931

1 Reflects operations for the period from April 8, 2003 (date of initial public investment) to April 30, 2003.

FEDERAL TAX INFORMATION

At April 30, 2003, the cost of investments for federal tax purposes was $2,344,587,003. The net unrealized depreciation of investments for federal tax purposes was $14,475,448. This consists of net unrealized appreciation from investments for those securities having an excess value over cost of $115,976,399 and net unrealized depreciation from investments for those securities having an excess of cost over value of $130,451,847.

At October 31, 2002, the Fund had a capital loss carryforward of $193,783,277 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 2,829,254

2008	$29,355,018

2009	$62,403,813

2010	$99,195,192

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

For the six months ended April 30, 2003, Class A Shares did not incur a distribution fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A, B and C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2003, the Fund's expenses were reduced by $51,179 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2003, were as follows:

Purchases	$950,772,866

Sales	$581,161,328

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172594

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G01649-05 (6/03)

Federated Investors
World-Class Investment Manager

Federated Communications Technology Fund

Established 1999

4TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]
Net Asset Value, Beginning of Period	$3.33	$4.76	$14.64	$12.42	$10.00
Income From Investment Operations:
Net operating loss	(0.02)	(0.08)[2]	(0.11)[2]	(0.21)[2]	(0.01)[2]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.20	(1.35)	(9.77)	2.46	2.43

TOTAL FROM INVESTMENT OPERATIONS	0.18	(1.43)	(9.88)	2.25	2.42

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.03)	--

Net Asset Value, End of Period	$3.51	$3.33	$ 4.76	$14.64	$12.42

Total Return[3]	5.41%	(30.04)%	(67.49)%	18.10%	24.20%

Ratios to Average Net Assets:

Expenses	2.01%[4,5]	2.04%[5]	1.67%	1.30%	1.20%[4]

Net operating loss	(1.58)%[4]	(1.68)%	(1.29)%	(1.13)%	(0.85)%[4]

Expense waiver/reimbursement[6]	0.74%[4]	0.12%	0.02%	0.00%[7]	2.14%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$30,795	$29,632	$58,423	$255,307	$13,893

Portfolio turnover	52%	174%	224%	92%	36%

1 Reflects operations for the period from September 21, 1999 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]
Net Asset Value, Beginning of Period	$3.25	$4.68	$14.53	$12.42	$10.00
Income From Investment Operations:
Net operating loss	(0.05)	(0.11)[2]	(0.16)[2]	(0.34)[2]	(0.02)[2]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.22	(1.32)	(9.69)	2.48	2.44

TOTAL FROM INVESTMENT OPERATIONS	0.17	(1.43)	(9.85)	2.14	2.42

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.03)	--

Net Asset Value, End of Period	$3.42	$3.25	$ 4.68	$14.53	$12.42

Total Return[3]	5.23%	(30.56)%	(67.79)%	17.21%	24.20%

Ratios to Average Net Assets:

Expenses	2.76%[4,5]	2.79%[5]	2.42%	2.05%	1.95%[4]

Net operating loss	(2.33)%[4]	(2.43)%	(2.04)%	(1.88)%	(1.60)%[4]

Expense waiver/reimbursement[6]	0.74%[4]	0.12%	0.02%	0.00%[7]	2.14%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$63,464	$66,179	$126,320	$458,094	$34,771

Portfolio turnover	52%	174%	224%	92%	36%

1 Reflects operations for the period from September 21, 1999 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]
Net Asset Value, Beginning of Period	$3.25	$4.68	$14.52	$12.42	$10.00
Income From Investment Operations:
Net operating loss	(0.05)	(0.11)[2]	(0.16)[2]	(0.34)[2]	(0.02)[2]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.22	(1.32)	(9.68)	2.47	2.44

TOTAL FROM INVESTMENT OPERATIONS	0.17	(1.43)	(9.84)	2.13	2.42

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.03)	--

Net Asset Value, End of Period	$3.42	$3.25	$ 4.68	$14.52	$12.42

Total Return[3]	5.23%	(30.56)%	(67.77)%	17.13%	24.20%

Ratios to Average Net Assets:

Expenses	2.76%[4,5]	2.79%[5]	2.42%	2.05%	1.95%[4]

Net operating loss	(2.33)%[4]	(2.43)%	(2.04)%	(1.88)%	(1.60)%[4]

Expense waiver/reimbursement [6]	0.74%[4]	0.12%	0.02%	0.00%[7]	2.14%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$12,032	$13,055	$25,186	$99,315	$7,265

Portfolio turnover	52%	174%	224%	92%	36%

1 Reflects operations for the period from September 21, 1999 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge if applicable.

4 Computed on an annualized basis

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--98.2%
		Consumer Discretionary--5.2%
57,000	[1]	AOL Time Warner, Inc.	$779,760
45,900	[1,2]	Amazon.com, Inc.	1,315,953
67,000		Koninklijke (Royal) Philips Electronics NV, ADR	1,251,560
20,400	[2]	Sony Corp., ADR	504,696
18,300	[1,2]	USA Networks, Inc.	548,085
12,500	[1]	eBay, Inc.	1,159,625

		TOTAL	5,559,679

		Industrials--4.5%
10,500	[1,2]	Alliant Techsystems, Inc.	564,060
21,600		Automatic Data Processing, Inc.	726,408
38,900		First Data Corp.	1,526,047
22,100	[1,2]	Hewitt Associates, Inc.	612,391
15,000		Lockheed Martin Corp.	750,750
19,000		Raytheon Co.	568,670

		TOTAL	4,748,326

		Information Technology--87.5%
350,200	[1,2]	ARM Holdings PLC, ADR	1,078,616
210,900	[1]	ASM Lithography Holding NV	1,858,029
68,000	[1]	Accenture Ltd.	1,089,360
35,800		Adobe System, Inc.	1,237,248
115,000	[1,2]	Advanced Micro Devices, Inc.	855,600
30,500	[1]	Affiliated Computer Services, Inc., Class A	1,454,850
43,300	[1]	Agilent Technologies, Inc.	693,666
88,900	[1]	Altera Corp.	1,405,509
112,200	[1]	Amdocs Ltd.	1,981,452
28,800	[1]	Analog Devices, Inc.	953,856
65,700	[1]	Apple Computer, Inc.	932,940
99,500	[1]	Applied Materials, Inc.	1,452,700
58,200	[1]	BEA Systems, Inc.	623,322
75,100	[1]	BMC Software, Inc.	1,120,492
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
75,600	[1]	Broadcom Corp.	$1,352,484
21,200	[1,2]	Business Objects SA, ADR	460,676
70,900	[1,2]	Cadence Design Systems, Inc.	810,387
76,900	[1]	Celestica, Inc.	888,964
75,000	[1,2]	Check Point Software Technologies Ltd.	1,179,750
107,900	[1]	Cisco Systems, Inc.	1,622,816
16,700	[1]	Cognos, Inc.	453,238
37,600	[1]	Computer Sciences Corp.	1,238,920
112,000	[1]	Comverse Technology, Inc.	1,463,840
210,100	[1,2]	Corning, Inc.	1,138,742
24,000	[1,2]	Cymer, Inc.	685,200
32,300	[1]	Dell Computer Corp.	933,793
135,500	[1]	EMC Corp. Mass	1,231,695
19,600	[1]	Electronic Arts, Inc.	1,161,692
49,000		Electronic Data Systems Corp.	889,350
113,800	[1]	Extreme Networks, Inc.	481,374
54,500	[1]	Fairchild Semiconductor International, Inc.	646,915
29,000		Harris Corp.	828,240
58,500		Hewlett-Packard Co.	953,550
83,100	[1]	Informatica Corp.	542,643
10,300		Infosys Technologies Ltd., ADR	423,330
58,300		Intel Corp.	1,072,720
17,000		International Business Machines Corp.	1,443,300
70,800	[1]	Intersil Holding Corp.	1,309,800
28,800	[1]	Intuit, Inc.	1,116,864
290,000	[1]	JDS Uniphase Corp.	936,700
63,700	[1]	Jabil Circuit, Inc.	1,191,190
112,900	[1,2]	Juniper Networks, Inc.	1,153,838
33,170	[1,2]	KLA-Tencor Corp.	1,359,970
101,300	[1]	LSI Logic Corp.	542,968
12,200	[1]	Lexmark International Group, Class A	909,022
30,000	[1,2]	Manhattan Associates, Inc.	725,700
35,100	[1,2]	Marvell Technology Group Ltd.	810,073
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
16,000		Maxim Integrated Products, Inc.	$628,640
30,600	[1,2]	Mercury Interactive Corp.	1,038,564
34,100		Microchip Technology, Inc.	708,939
62,300	[1]	Micron Technology, Inc.	529,550
68,280		Microsoft Corp.	1,745,920
40,900		Molex, Inc.	954,606
137,000		Motorola, Inc.	1,083,670
45,200	[1]	NVIDIA Corp.	645,004
45,000	[1]	National Semiconductor Corp.	842,850
62,700	[1]	Network Appliance, Inc.	832,656
83,000	[1]	Network Associates, Inc.	948,690
76,600		Nokia Oyj, Class A, ADR	1,269,262
446,700	[1,2]	Nortel Networks Corp.	1,152,486
41,900	[1]	Novellus Systems, Inc.	1,174,876
95,700	[1]	Oracle Corp.	1,136,916
97,000	[1,2]	PMC-Sierra, Inc.	800,250
91,700	[1]	Peoplesoft, Inc.	1,378,251
17,500	[1]	Qlogic Corp.	769,825
21,000		Qualcomm, Inc.	669,690
90,500	[1]	RF Micro Devices, Inc.	429,875
63,500	[2]	SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung), ADR	1,619,885
63,900		STMicroelectronics N.V.	1,315,701
173,000	[1]	Sanmina-SCI Corp.	830,400
86,800	[2]	Scientific-Atlanta, Inc.	1,410,500
79,800	[1,2]	Seagate Technology Holdings	964,782
38,000	[1,2]	Semtech Corp.	604,200
134,000	[1]	Siebel Systems, Inc.	1,161,780
237,000	[1]	Solectron Corp.	756,030
50,800	[1]	Storage Technology Corp.	1,255,776
172,100	[1]	Sun Microsystems, Inc.	567,930
40,240	[1]	SunGuard Data Systems, Inc.	865,160
30,000	[1]	Symantec Corp.	1,318,500
20,000	[1]	Synopsys, Inc.	972,800
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
186,024	[1]	Taiwan Semiconductor Manufacturing Co., ADR	$1,557,021
122,000	[1]	Tellabs, Inc.	753,960
39,200	[1]	Teradyne, Inc.	454,720
69,500		Texas Instruments, Inc.	1,285,055
86,000	[1]	Unisys Corp.	894,400
316,309	[1,2]	United Microelectronics Corp., ADR	1,024,841
71,200	[1]	Veritas Software Corp.	1,567,112
86,000	[1]	Vishay Intertechnology, Inc.	1,075,000
118,000	[1]	Xerox Corp.	1,163,480
32,450	[1]	Xilinx, Inc.	878,421
50,000	[1]	Yahoo, Inc.	1,239,000

		TOTAL	92,974,358

		Telecommunication Services--1.0%
31,000		BCE, Inc.	614,420
16,000		Telefonos de Mexico, Class L, ADR	483,360

		TOTAL	1,097,780

		TOTAL COMMON STOCKS (IDENTIFIED COST $106,719,671)	104,380,143

		MUTUAL FUNDS--20.6%
2,242,385		Prime Value Obligations Fund, Class IS	2,242,385
19,704,982		Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	19,704,982

		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	21,947,367

		TOTAL INVESTMENTS--118.8% (IDENTIFIED COST $128,667,038)[3]	126,327,510

		OTHER ASSETS AND LIABILITIES - NET--(18.8)%	(20,035,855)

		TOTAL NET ASSETS--100.0%	$106,291,655

1 Non-income producing security.

2 Certain or all shares are temporarily on loan to unaffiliated brokers/dealers.

3 The cost of investments for federal tax purposes amounts to $128,667,038.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at value including $18,412,816 of securities loaned (identified cost $128,667,038)		$126,327,510
Income receivable		11,018
Receivable for shares sold		191,860

TOTAL ASSETS		126,530,388

Liabilities:
Payable for shares redeemed	$230,373
Payable for collateral due to broker	19,704,982
Accrued expenses	303,378

TOTAL LIABILITIES		20,238,733

Net assets for 30,861,749 shares outstanding		$106,291,655

Net Assets Consist of:
Paid in capital		$912,375,386
Net unrealized depreciation of investments		(2,339,528)
Accumulated net realized loss on investments and foreign currency transactions		(802,618,517)
Net operating loss		(1,125,686)

TOTAL NET ASSETS		$106,291,655

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($30,795,337 ÷ 8,771,054 shares outstanding)		$3.51

Offering price per share (100/94.50 of $3.51)[1]		$3.71

Redemption proceeds per share		$3.51

Class B Shares:
Net asset value per share ($63,464,207 ÷ 18,569,075 shares outstanding)		$3.42

Offering price per share		$3.42

Redemption proceeds per share (94.50/100 of $3.42)[1]		$3.23

Class C Shares:
Net asset value per share ($12,032,111 ÷ 3,521,620 shares outstanding)		$3.42

Offering price per share (100/99.00 of $3.42)[1]		$3.45

Redemption proceeds per share (99.00/100 of $3.42)[1]		$3.39

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $10,455)			$172,185
Interest (including income on securities loaned of $10,867)			56,412

TOTAL INCOME			228,597

Expenses:
Investment adviser fee		$399,853
Administrative personnel and services fee		91,740
Custodian fees		8,112
Transfer and dividend disbursing agent fees and expenses		702,552
Directors'/Trustees' fees		1,179
Auditing fees		17,049
Legal fees		2,218
Portfolio accounting fees		38,188
Distribution services fee--Class A Shares		38,174
Distribution services fee--Class B Shares		238,515
Distribution services fee--Class C Shares		46,815
Shareholder services fee--Class B Shares		79,505
Shareholder services fee--Class C Shares		15,605
Share registration costs		17,787
Printing and postage		52,605
Insurance premiums		752
Miscellaneous		1,652

TOTAL EXPENSES		1,752,301

Waiver, Reimbursements and Expense Reduction:
Waiver of investment adviser fee	$(394,773)
Reimbursement of investment adviser fee	(1,068)
Fees paid indirectly from directed broker arrangements	(2,177)

TOTAL WAIVER, REIMBURSEMENTS AND EXPENSE REDUCTION		(398,018)

Net expenses			1,354,283

Net operating loss			(1,125,686)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(7,730,329)
Net change in unrealized depreciation of investments			13,869,412

Net realized and unrealized gain on investments and foreign currency transactions			6,139,083

Change in net assets resulting from operations			$5,013,397

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(1,125,686)	$(3,929,369)
Net realized loss on investments, future contracts and foreign currency transactions	(7,730,329)	(54,563,176)
Net change in unrealized appreciation/depreciation of investments	13,869,412	6,686,362

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,013,397	(51,806,183)

Share Transactions:
Proceeds from sale of shares	14,420,603	20,174,752
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Large Cap Tech Fund	--	2,308,251
Cost of shares redeemed	(22,009,262)	(71,738,510)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,588,659)	(49,255,507)

Change in net assets	(2,575,262)	(101,061,690)

Net Assets:
Beginning of period	108,866,917	209,928,607

End of period	$106,291,655	$108,866,917

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Communications Technology Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide capital appreciation.

On December 21, 2001, the Fund received a tax-free transfer of assets of Federated Large Cap Tech Fund as follows:

	Shares of the Fund Issued	Federated Large Cap Tech Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of Fund Prior to Combination	Net Assets of Federated Large Cap Tech Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	155,505	$ 839,725	$12,605		$ 60,828,271	$ 839,725	$ 61,667,996

Class B	256,223	1,360,541	28,827		139,771,806	1,360,541	141,132,347

Class C	20,336	107,985	5,643		27,503,270	107,985	27,611,255

1 Unrealized Appreciation is included in the Federated Large Cap Tech Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

INVESTMENT VALUATION

Listed equity securities are valued at the last sale price reported on a national securities exchange. Listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$18,412,816	$19,704,982

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,920,545	$10,103,886	2,069,478	$9,378,367
Shares issued in connection with the tax-free transfer of assets from Federated Large Cap Tech Fund	--	--	155,505	839,725
Shares redeemed	(3,058,826)	(10,289,405)	(5,592,878)	(25,749,049)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(138,281)	$(185,519)	(3,367,895)	$(15,530,957)

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	730,307	$2,457,132	1,499,016	$7,217,094
Shares issued in connection with the tax-free transfer of assets from Federated Large Cap Tech Fund	--	--	256,223	1,360,541
Shares redeemed	(2,526,320)	(8,286,954)	(8,355,205)	(36,296,136)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,796,013)	$(5,829,822)	(6,599,966)	$(27,718,501)

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	540,444	$1,859,585	875,928	$3,579,291
Shares issued in connection with the tax-free transfer of assets from Federated Large Cap Tech Fund	--	--	20,336	107,985
Shares redeemed	(1,037,689)	(3,432,903)	(2,254,182)	(9,693,325)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(497,245)	$(1,573,318)	(1,357,918)	$(6,006,049)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,431,539)	$(7,588,659)	(11,325,779)	$(49,255,507)

FEDERAL TAX INFORMATION

At April 30, 2003, the cost of investments for federal tax purposes was $128,667,038. The net unrealized depreciation of investments for federal tax purposes was $2,339,528. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,336,012 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,675,540.

At October 31, 2002 the Fund had a capital loss carryforward of $784,083,617, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 287,810,843

2009	$436,915,943

2010	$ 59,356,831

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended April 30, 2003, Class A Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2003, the Fund's expenses were reduced by $2,177 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2003, were as follows:

Purchases	$52,401,699

Sales	$56,294,374

CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172818
Cusip 314172792
Cusip 314172784

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

25474 (6/03)

Federated Investors
World-Class Investment Manager

Federated Growth Strategies Fund

Established 1984

A Portfolio of Federated Equity Funds

19TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$19.02	$23.34	$40.66	$37.70	$23.53	$31.54
Income From Investment Operations:
Net operating loss	(0.08)[2]	(0.13)[2]	(0.15)[2]	(0.33)[2]	(0.25)[2]	(0.14)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.64	(4.19)	(14.48)	7.62	14.42	(1.48)

TOTAL FROM INVESTMENT OPERATIONS	0.56	(4.32)	(14.63)	7.29	14.17	(1.62)

Less Distributions:
Distributions from net realized gain on investments	--	--	(2.69)	(4.33)	--	(6.39)

Net Asset Value, End of Period	$19.58	$19.02	$23.34	$40.66	$37.70	$23.53

Total Return[3]	2.94%	(18.51)%	(38.31)%	20.47%	60.22%	(6.12)%

Ratios to Average Net Assets:

Expenses	1.42%[4,5]	1.34%[4]	1.27%	1.20%	1.24%	1.20%

Net operating loss	(0.86)%[5]	(0.56)%	(0.51)%	(0.76)%	(0.80)%	(0.54)%

Expense waiver/reimbursement[6]	0.01%[5]	--	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$421,226	$439,072	$665,021	$1,216,669	$776,828	$510,552

Portfolio turnover	100%	207%	211%	115%	125%	119%

1 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.39% and 1.32% after taking into account these expense reductions for the six months ended April 30, 2003 and year ended October 31, 2002, respectively.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period:	$17.80	$22.02	$38.79	$36.38	$22.88	$31.02
Income From Investment Operations:
Net operating loss	(0.14)[2]	(0.28)[2]	(0.35)[2]	(0.63)[2]	(0.47)[2]	(0.34)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.60	(3.94)	(13.73)	7.37	13.97	(1.41)

TOTAL FROM INVESTMENT OPERATIONS	0.46	(4.22)	(14.08)	6.74	13.50	(1.75)

Less Distributions:
Distributions from net realized gain on investments	--	--	(2.69)	(4.33)	--	(6.39)

Net Asset Value, End of Period	$18.26	$17.80	$22.02	$38.79	$36.38	$22.88

Total Return[3]	2.58%	(19.16)%	(38.77)%	19.61%	59.00%	(6.78)%

Ratios to Average Net Assets:

Expenses	2.17%[4,5]	2.09%[4]	2.02%	1.95%	1.99%	1.96%

Net operating loss	(1.61)%[5]	(1.31)%	(1.26)%	(1.50)%	(1.55)%	(1.34)%

Expense waiver/reimbursement[6]	0.01%[5]	--	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$134,312	$147,013	$237,630	$425,398	$177,091	$77,975

Portfolio turnover	100%	207%	211%	115%	125%	119%

1 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.14% and 2.07% after taking into account these expense reductions for the six months ended April 30, 2003 and year ended October 31, 2002, respectively.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$17.98	$22.23	$39.14	$36.62	$23.02	$31.16
Income From Investment Operations:
Net operating loss	(0.14)[2]	(0.28)[2]	(0.35)[2]	(0.62)[2]	(0.47)[2]	(0.34)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.60	(3.97)	(13.87)	7.47	14.07	(1.41)

TOTAL FROM INVESTMENT OPERATIONS	0.46	(4.25)	(14.22)	6.85	13.60	(1.75)

Less Distributions:
Distributions from net realized gain on investments	--	--	(2.69)	(4.33)	--	(6.39)

Net Asset Value, End of Period	$18.44	$17.98	$22.23	$39.14	$36.62	$23.02

Total Return[3]	2.56%	(19.12)%	(38.78)%	19.81%	59.08%	(6.74)%

Ratios to Average Net Assets:

Expenses	2.17%[4,5]	2.09%[4]	2.02%	1.93%	1.97%	1.94%

Net operating loss	(1.61)%[5]	(1.31)%	(1.26)%	(1.48)%	(1.53)%	(1.34)%

Expense waiver/reimbursement[6]	0.01%[5]	--	0.00%[7]	0.02%	0.02%	0.02%

Supplemental Data:

Net assets, end of period (000 omitted)	$28,371	$30,194	$46,173	$73,385	$30,096	$12,654

Portfolio turnover	100%	207%	211%	115%	125%	119%

1 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.14% and 2.07% after taking into account these expense reductions for the six months ended April 30, 2003 and year ended October 31, 2002, respectively.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net operating loss ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--97.7%
		Consumer Discretionary--25.6%
108,100	[1]	Abercrombie & Fitch Co., Class A	$3,554,328
186,900	[1,2]	Amazon.com, Inc.	5,358,423
54,000	[1]	AutoZone, Inc.	4,363,740
301,000	[1,2]	BJ's Wholesale Club, Inc.	4,250,120
173,005	[1]	Bed Bath & Beyond, Inc.	6,835,428
22,900		Centex Corp.	1,511,858
114,800	[1,2]	Cheesecake Factory, Inc.	3,626,532
145,400	[1]	Chicos Fas, Inc.	3,539,036
125,000	[1]	Clear Channel Communications, Inc.	4,888,750
156,400	[1]	Coach, Inc.	6,804,964
176,200	[1]	Comcast Corp., Class A	5,296,572
38,500		Gannett Co., Inc.	2,915,220
94,400	[1]	Gtech Holdings Corp.	3,178,448
192,600	[1]	Harrah's Entertainment, Inc.	7,586,514
37,500	[1]	International Game Technology	3,236,250
98,400		KB HOME	4,848,168
75,100	[2]	Lennar Corp., Class A	4,073,424
139,300		Lowe's Cos., Inc.	6,113,877
150,500		Mattel, Inc.	3,271,870
16,000	[1,2]	NVR, Inc.	5,724,000
75,300		Nike, Inc., Class B	4,030,809
299,300	[1]	PETsMART Inc.	4,528,409
98,600		Pulte Corp.	5,717,814
138,200	[1]	Reebok International Ltd.	4,292,492
250,800	[1]	Staples, Inc.	4,775,232
285,980	[1]	Starbucks Corp.	6,717,670
149,800	[1]	Timberland Co., Class A	7,488,502
59,900		Tribune Co.	2,933,902
153,800	[1]	Viacom, Inc., Class B	6,676,458
210,300	[1]	Williams-Sonoma, Inc.	5,442,564
602,800	[1,2]	XM Satellite Radio Holdings, Inc., Class A	5,829,076

		TOTAL	149,410,450

Shares			Value
		COMMON STOCKS--continued
		Consumer Staples--0.9%
51,700		Avon Products, Inc.	$3,007,389
53,500		Clorox Co.	2,419,270

		TOTAL	5,426,659

		Energy--9.5%
48,405		Apache Corp.	2,771,186
140,000	[1]	BJ Services Co.	5,111,400
185,200		ENSCO International, Inc.	4,704,080
245,500		GlobalSantaFe Corp.	5,194,780
373,700		Halliburton Co.	8,000,917
510,800	[1,2]	Key Energy Group, Inc.	5,143,756
133,400	[1]	Nabors Industries Ltd.	5,229,280
136,600	[1]	Patterson-UTI Energy, Inc.	4,520,094
261,700		Rowan Companies, Inc.	5,364,850
135,800	[1]	Transocean Sedco Forex, Inc.	2,586,990
102,600		Valero Energy Corp.	3,770,550
168,133		XTO Energy, Inc.	3,278,594

		TOTAL	55,676,477

		Financials--6.9%
183,700	[2]	Amvescap PLC, ADR	2,040,907
60,000		Bear Stearns Cos., Inc.	4,010,400
60,000		Goldman Sachs Group, Inc.	4,554,000
49,500	[1]	Investment Technology Group, Inc.	707,355
184,000		J.P. Morgan Chase & Co.	5,400,400
179,600		Janus Capital Group, Inc.	2,496,440
85,300		Legg Mason, Inc.	4,631,790
124,700		Morgan Stanley	5,580,325
93,400		New York Community Bancorp, Inc.	3,242,848
519,000	[1]	Providian Financial Corp.	3,825,030
1,325		SLM Corporation	148,400
224,100		Sovereign Bancorp, Inc.	3,462,345

		TOTAL	40,100,240

Shares			Value
		COMMON STOCKS--continued
		Healthcare--18.1%
104,100		Aetna US Healthcare	$5,184,180
58,200		Allergan, Inc.	4,088,550
140,900	[1]	Amgen, Inc.	8,638,579
64,600	[1]	Anthem, Inc.	4,434,144
187,000	[1]	Boston Scientific Corp.	8,050,350
76,400	[1]	Forest Laboratories, Inc., Class A	3,951,408
169,300	[1]	Gilead Sciences, Inc.	7,811,502
63,700	[1]	Guidant Corp.	2,483,663
370,000	[1,2]	Human Genome Sciences, Inc.	4,325,300
150,800	[1]	Lincare Holdings, Inc.	4,579,796
215,700	[1]	Medimmune, Inc.	7,607,739
127,200		Medtronic, Inc.	6,072,528
126,400		Mylan Laboratories, Inc.	3,573,328
185,400	[1,2]	PacifiCare Health Systems, Inc.	5,903,136
96,800	[1]	St. Jude Medical, Inc.	5,078,128
223,800	[1]	Steris Corp.	5,080,260
58,600		Teva Pharmaceutical Industries Ltd., ADR	2,736,620
54,400		UnitedHealth Group, Inc.	5,011,872
111,800	[1]	Varian Medical Systems, Inc.	6,021,548
65,300	[1]	Wellpoint Health Networks, Inc.	4,958,882

		TOTAL	105,591,513

		Industrials--8.8%
253,400	[1]	AGCO Corp.	4,614,414
65,850	[1,2]	Alliant Techsystems, Inc.	3,537,462
110,600	[1]	Apollo Group, Inc., Class A	5,994,409
116,600	[1,2]	Corinthian Colleges, Inc.	5,339,114
124,600	[1]	Corporate Executive Board Co.	5,107,354
2,735		FedEx Corp.	163,772
115,900		Manpower, Inc.	3,810,792
104,700		Paychex, Inc.	3,260,358
257,775	[1]	Republic Services, Inc.	5,531,851
231,400		Rockwell International Corp.	5,275,920
118,100	[1,2]	Stericycle, Inc.	4,640,149
129,700	[1,2]	Waste Connections, Inc.	4,363,108

		TOTAL	51,638,703

Shares			Value
		COMMON STOCKS--continued
		Information Technology--24.3%
671,200	[1]	3Com Corp.	$3,490,240
1,362,600	[1,2]	ARM Holdings PLC, ADR	4,196,808
487,800	[1]	ASM Lithography Holding NV	4,297,518
110,900		Adobe System, Inc.	3,832,704
109,100	[1]	Affiliated Computer Services, Inc., Class A	5,204,070
300,800	[1]	Applied Materials, Inc.	4,391,680
234,100	[1]	BMC Software, Inc.	3,492,772
243,200	[1]	Broadcom Corp.	4,350,848
361,990	[1]	Cisco Systems, Inc.	5,444,330
651,400	[1,2]	Corning, Inc.	3,530,588
143,100	[1,2]	Cymer, Inc.	4,085,505
96,090	[1]	Dell Computer Corp.	2,777,962
440,200	[1,2]	Foundry Networks, Inc.	4,789,376
172,570		Intel Corp.	3,175,288
237,800	[1]	Intersil Holding Corp.	4,399,300
241,500	[1]	J.D. Edwards & Co.	2,893,170
149,700	[1]	Jabil Circuit, Inc.	2,799,390
96,700	[1,2]	KLA-Tencor Corp.	3,964,700
1,704,100	[1]	Lucent Technologies, Inc.	3,067,380
124,600		Molex, Inc.	2,908,164
246,400	[1]	Network Appliance, Inc.	3,272,192
1,408,800	[1]	Nortel Networks Corp.	3,634,704
338,900	[1]	Oracle Corp.	4,026,132
252,700	[1]	Peoplesoft, Inc.	3,798,081
205,500	[2]	SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung), ADR	5,242,305
206,800	[2]	STMicroelectronics N.V.	4,258,012
539,700	[1]	Siebel Systems, Inc.	4,679,199
120,800	[1]	Storage Technology Corp.	2,986,176
124,900	[1]	Symantec Corp.	5,489,355
77,800	[1]	Synopsys, Inc.	3,784,192
544,894	[1,2]	Taiwan Semiconductor Manufacturing Co., ADR	4,560,763
331,000	[1,2]	UTStarcom, Inc.	7,206,201
968,400	[1]	United Microelectronics Corp., ADR	3,137,616
179,500	[1]	Veritas Software Corp.	3,950,795
182,200	[1]	Yahoo, Inc.	4,514,916

		TOTAL	141,632,432

Shares			Value
		COMMON STOCKS--continued
		Materials--2.4%
62,600		Ball Corp.	$3,515,616
125,600	[1,2]	Inco Ltd.	2,308,528
285,100		Lyondell Chemical Co.	4,148,205
221,300	[2]	Olin Corp.	4,009,956

		TOTAL	13,982,305

		Telecommunication Services--0.5%
206,200	[1]	NEXTEL Communications, Inc., Class A	3,049,698

		Utilities--0.7%
102,100		Equitable Resources, Inc.	3,922,682

		TOTAL COMMON STOCKS (IDENTIFIED COST $508,665,928)	570,431,159

		MUTUAL FUNDS--13.7%
11,874,000		Prime Value Obligations Fund, Class IS	11,874,000
68,264,831		Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	68,264,831

		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	80,138,831

		TOTAL INVESTMENTS--111.4% (IDENTIFIED COST $588,804,759)[3]	650,569,990

		OTHER ASSETS AND LIABILITIES -- NET--(11.4)%	(66,661,178)

		TOTAL NET ASSETS--100.0%	$583,908,812

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated broker/dealers.

3 The cost of investments for federal tax purposes amounts to $588,804,759.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at value including $65,768,422 of securities loaned (identified cost $588,804,759)		$650,569,990
Income receivable		45,300
Receivable for investments sold		14,129,900
Receivable for shares sold		357,390

TOTAL ASSETS		665,102,580

Liabilities:
Payable for investments purchased	$11,481,325
Payable for shares redeemed	1,012,398
Payable to bank	52,460
Payable on collateral due to broker	68,264,831
Accrued expenses	382,754

TOTAL LIABILITIES		81,193,768

Net assets for 30,405,656 shares outstanding		$583,908,812

Net Assets Consist of:
Paid in capital		$967,935,144
Net unrealized appreciation of investments		61,765,231
Accumulated net realized loss on investments		(442,669,541)
Net operating loss		(3,122,022)

TOTAL NET ASSETS		$583,908,812

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($421,226,155 ÷ 21,512,160 shares outstanding)		$19.58

Offering price per share (100/94.50 of $19.58)[1]		$20.72

Redemption proceeds per share		$19.58

Class B Shares:
Net asset value per share ($134,311,681 ÷ 7,355,034 shares outstanding)		$18.26

Offering price per share		$18.26

Redemption proceeds per share (94.50/100 of $18.26)[1]		$17.26

Class C Shares:
Net asset value per share ($28,370,976 ÷ 1,538,462 shares outstanding)		$18.44

Offering price per share (100/99.00 of $18.44)[1]		$18.63

Redemption proceeds per share (99.00/100 of $18.44)[1]		$18.26

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $11,969)			$1,527,761
Interest (including income on securities loaned of $50,268)			4,461

TOTAL INCOME			1,532,222

Expenses:
Investment adviser fee		$2,184,850
Administrative personnel and services fee		219,085
Custodian fees		19,106
Transfer and dividend disbursing agent fees and expenses		830,992
Directors'/Trustees' fees		3,267
Auditing fees		6,954
Legal fees		1,362
Portfolio accounting fees		64,250
Distribution services fee--Class B Shares		512,486
Distribution services fee--Class C Shares		105,220
Shareholder services fee--Class A Shares		522,438
Shareholder services fee--Class B Shares		170,829
Shareholder services fee--Class C Shares		35,073
Share registration costs		25,510
Printing and postage		68,838
Insurance premiums		1,011
Miscellaneous		3,844

TOTAL EXPENSES		4,775,115

Waiver, Reimbursement and Expense Reductions:
Waiver of investment adviser fee	$(24,682)
Reimbursement of investment adviser fee	(4,014)
Fees paid indirectly from directed broker arrangement	(92,175)

TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTIONS		(120,871)

Net expenses			4,654,244

Net operating loss			(3,122,022)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(32,482,725)
Net change in unrealized appreciation of investments			50,516,353

Net realized and unrealized gain on investments			18,033,628

Change in net assets resulting from operations			$14,911,606

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(3,122,022)	$(6,592,960)
Net realized loss on investments and foreign currency transactions	(32,482,725)	(133,042,291)
Net change in unrealized appreciation/depreciation of investments	50,516,353	(10,325,288)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,911,606	(149,960,539)

Share Transactions:
Proceeds from sale of shares	79,376,385	155,635,511
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Large Cap Growth Fund	8,288,836	--
Cost of shares redeemed	(134,946,960)	(338,219,824)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(47,281,739)	(182,584,313)

Change in net assets	(32,370,133)	(332,544,852)

Net Assets:
Beginning of period	616,278,945	948,823,797

End of period	$583,908,812	$616,278,945

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Growth Strategies Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is appreciation of capital.

On December 20, 2002, the Fund received a tax-free transfer of assets from the Riggs Large Cap Growth Fund as follows:

Class A Shares of the Fund Issued	Riggs Large Cap Growth Fund Net Assets Received	Unrealized Depreciation	[1]	Net Assets of the Fund Prior to Combination	Net Assets of Riggs Large Cap Growth Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
433,743	$8,288,836	$443,635		$602,063,401	$8,288,836	$610,352,237

1 Unrealized depreciation is included in the Riggs Large Cap Growth Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. Government securities are generally valued at the mean of the latest bid and asked prices as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's taxes and rates.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$65,768,422	$68,264,831

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,837,964	$72,398,730	5,819,900	$130,911,199
Shares issued in connection with the tax-free transfer of assets from Riggs Large Cap Growth Fund	433,743	8,288,836	--	--
Shares redeemed	(5,848,769)	(109,721,720)	(11,222,436)	(252,512,871)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,577,062)	$(29,034,154)	(5,402,536)	$(121,601,672)

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	237,978	$4,218,604	598,880	$13,129,275
Shares redeemed	(1,141,576)	(19,939,875)	(3,133,580)	(65,498,847)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(903,598)	$(15,721,271)	(2,534,700)	$(52,369,572)

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	154,447	$2,759,051	535,524	$11,595,037
Shares redeemed	(295,685)	(5,285,365)	(933,273)	(20,208,106)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(141,238)	$(2,526,314)	(397,749)	$(8,613,069)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,621,898)	$(47,281,739)	(8,334,985)	$(182,584,313)

FEDERAL TAX INFORMATION

At April 30, 2003, the cost of investments for federal tax purposes was $588,804,759. The net unrealized appreciation of investments for federal tax purposes was $61,765,231. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $70,827,757 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,062,526.

At October 31, 2002, the Fund had a capital loss carryforward of $394,664,973, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$246,054,218

2010	$148,610,755

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to brokers that in turn pay a portion of the Fund's operating expenses. For the six months ended April 30, 2003, the Fund's expenses were reduced by $92,175 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2003, were as follows:

Purchases	$577,022,946

Sales	$634,055,628

CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172107
Cusip 412172206
Cusip 412172305

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8010409 (6/03)

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund

Established 1986

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

Class K Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Six Months Ended (unaudited)
4/30/2003
Net Asset Value, Beginning of Period	$3.54
Income From Investment Operations:
Net operating loss	(0.03)[3]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.13

TOTAL FROM INVESTMENT OPERATIONS	0.10

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	--

Net Asset Value, End of Period	$3.64

Total Return[5]	2.82%

Ratios to Average Net Assets:

Expenses	1.95%[6,7]

Net operating loss	(1.50)%[7]

Expense waiver/reimbursement[8]	0.51%[7]

Supplemental Data:

Net assets, end of period (000 omitted)	$2,594,644

Portfolio turnover	31%

1 The Fund changed its fiscal year end from December 31 to October 31. Effective April 23, 2001, Federated Investment Management Company became the Fund's investment adviser. Prior to April 23, 2001, Edgemont Asset Management Corporation served as the Fund's investment adviser.

2 Beginning with the period ended October 31, 2001, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

4 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net operating loss per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net operating loss to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

7 Computed on an annualized basis.

8 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended	Period Ended	Year Ended December 31,
10/31/2002	10/31/2001 [1,2]	2000	1999	1998	1997
$4.23	$4.43	$5.95	$5.68	$6.37	$5.84

(0.05)[3,4]	(0.03)[3]	(0.05)	(0.06)	(0.04)	(0.06)
(0.28)[4]	(0.17)	0.76	1.32	0.02	0.80

(0.33)	(0.20)	0.71	1.26	(0.02)	0.74

(0.36)	--	(2.23)	(0.99)	(0.67)	(0.21)

$3.54	$4.23	$4.43	$5.95	$5.68	$6.37

(8.92)%	(4.51)%	10.86%	26.01%	0.72%	12.59%

1.95%	1.95%[7]	1.89%	1.95%	1.96%	1.89%

(1.25)%[4]	(0.48)%[7]	(0.80)%	(1.19)%	(0.66)%	(1.00)%

0.45%	0.30%[7]	0.12%	0.15%	0.11%	0.12%

$2,603,263	$3,018,540	$3,367,994	$3,475,875	$4,621,018	$6,008,161

65%	74%	78%	78%	59%	65%

Portfolio of Investments

April 30, 2003 (unaudited)

Shares or Units Held			Value
		STOCKS--94.8%
		FINANCIALS--9.6%
		Finance--3.9%
450,200	[1,2]	Affiliated Managers Group	$20,848,762
850,000	[2]	Capital One Financial Corp.	35,589,500
1,400,000	[1]	Concord EFS, Inc.	19,362,000
1,000,000	[1,3]	Federal Agricultural Mortgage Corp.	23,700,000
1,750,000	[2]	IndyMac Bancorp, Inc.	38,990,000
123,160	[2]	SFCG Co. Ltd. (JPY)	8,584,380

		TOTAL	147,074,642

		Insurance--4.9%
1,000,000		Ace Ltd.	33,080,000
400,000	[1]	Arch Capital Group Ltd.	13,924,000
700,000	[1]	Endurance Specialty Holdings Ltd.	19,250,000
700,000		Gallagher (Arthur J.) & Co.	17,493,000
500,000	[2]	Hilb Rogal & Hamilton Co.	17,775,000
1,294,000	[1,3]	Philadelphia Consolidated Holding Corp.	50,478,940
415,750	[1,2,3]	RTW, Inc.	1,413,550
1,089,100		Willis Group Holdings Ltd.	33,969,029

		TOTAL	187,383,519

		Venture Capital--0.7%
1	[4]	Apollo Investment Fund V	2,611,495
1	[4]	De Novo Ventures I, LP	5,511,995
1	[1,4]	FA Private Equity Fund IV, LP	91,070
1	[4]	Greenfield Technology Venture Fund	33,761
1	[4]	Incuvest LLC, Pfd.	100,000
1	[1,4]	Infrastructure Fund	384,491
1	[4]	Internet.com Venture Fund III, LLC	89,054
1	[4]	Latin Healthcare Fund	6,982,215
1	[1,4]	Peachtree/CB Partners, LLC	0
1	[1,4]	Peachtree/Heartlab Partners, LLC	673,750
2	[1,4]	Peachtree/Leadscope, LLC	3,329,324
1	[4]	Peachtree/Open Networks Partners, LLC	829,525
1	[4]	Peachtree/Velquest Partners, LLC	477,500
1	[4]	Rocket Ventures II, LP	3,898,211
1	[4]	Western Growth Capital Partners	40,072

		TOTAL	25,052,463

Shares or Units Held			Value
		STOCKS--continued
		FINANCIALS--continued
		Real Estate--0.1%
800,000	[1]	Prime Hospitality Corp.	$5,328,000

		TOTAL FINANCIALS	364,838,624

		HEALTH--30.1%
		Healthcare Services--13.3%
680,900	[1]	Apria Healthcare Group, Inc.	15,967,105
750,000	[1]	Caremark Rx, Inc.	14,932,500
1,180,000	[1,3]	CareScience, Inc.	1,003,000
600,000	[1,2]	Community Health Systems, Inc.	11,400,000
3,985	[4]	CompBenefits Corp., Convertible Participating Pfd.	4,211,811
347,492	[4]	CompBenefits Corp., Voting Common	608,111
90,000	[1]	Express Scripts, Inc., Class A	5,306,400
500,000	[1]	First Health Group Corp.	12,525,000
2,541,500	[1,2]	HealthSouth Corp.	363,434
1,000,000	[1,2]	Laboratory Corporation of America Holdings	29,460,000
600,200	[1,2]	LifePoint Hospitals, Inc.	11,715,904
6,250,000	[1,3]	Lincare Holdings, Inc.	189,812,500
3,000,000	[1,2,3]	Omnicell, Inc.	17,742,000
909,916	[1,2]	Quest Diagnostic, Inc.	54,367,481
1,189,500	[1,2]	Select Medical Corp.	20,126,340
400,000	[1,2]	United Surgical Partners International, Inc.	7,412,000
600,000		UnitedHealth Group, Inc.	55,278,000
500,000	[1]	WellChoice, Inc.	10,650,000
600,000	[1]	WellPoint Health Networks, Inc.	45,564,000

		TOTAL	508,445,586

		Medical Equipment & Supplies--10.4%
250,000	[4]	Aradigm Corp. - Series A Convertible Pfd.	980,000
650,000	[1,4]	Aradigm Corp. - Warrants 12/17/2006	123,986
2,371,300	[1,2,3]	Aspect Medical Systems, Inc.	9,153,218
500,000	[1]	Boston Scientific Corp.	21,525,000
949,700	[1,2]	CTI Molecular Imaging, Inc.	17,436,492
963,500	[2]	Cardinal Health, Inc.	53,262,280
1,795,713	[1,2,3]	Conceptus, Inc.	18,729,287
600,000	[1,4]	Conceptus, Inc.	6,258,000
714,286	[4]	Conceptus, Inc.	7,450,003
4,761,904	[4]	Converge Medical, Inc. - Series C Pfd.	1,285,714
500,000	[1,4]	Cortek, Inc. - Series C Convertible Pfd.	660,000
1,515,152	[4]	Cortex, Inc. - Series D Convertible Pfd.	2,000,001
446,816	[4]	Cortek, Inc. - Series D2 Convertible Pfd.	589,797
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Medical Equipment & Supplies--continued
2,490,700	[1,3]	Curon Medical, Inc.	$1,892,932
1,500,000	[1,3]	DJ Orthopedics, Inc.	7,845,000
2,083,333	[4]	DexCom, Inc. - Series B Pfd.	4,791,666
434,783	[4]	DexCom, Inc. - Series C Pfd.	1,000,001
1,175,000	[1]	Dyax Corp.	2,291,250
50,000	[1,2]	ICU Medical, Inc.	1,589,000
1,000,000	[1,2]	INAMED Corp.	37,290,000
2,000,000	[1,2,3]	Kyphon, Inc.	18,880,000
13,393		Medtronic, Inc.	319,691
377,101		Medtronic, Inc.	18,002,802
1,109,000	[1,3]	NMT Medical, Inc.	3,360,270
325,000	[1,3]	National Dentex Corp.	6,350,500
1,912,900	[1,3]	Natus Medical, Inc.	6,962,956
984,900	[1,2,3]	Orthofix International NV	27,724,935
100,000	[1,2]	Regeneration Technologies, Inc.	995,000
1,400,000	[1,4]	Regeneration Technologies, Inc.	14,000,000
500,000	[1,2]	ResMed, Inc.	18,340,000
589,087	[1,2]	Rita Medical Systems, Inc.	1,684,789
1		Sanarus Medical, Inc. Pfd.	891,704
1,040,000	[4]	Sanarus Medical, Inc. - Series A Pfd.	1,795,040
1,448,436	[4]	Sanarus Medical, Inc. - Series B Pfd.	2,500,001
350,000		St. Jude Medical, Inc.	18,361,000
1,000,000	[1,3]	Staar Surgical Co.	8,540,000
245,000		Stryker Corp.	16,417,450
1,987,700	[1,2]	Therasense, Inc.	15,722,707
556,400	[1,2,4]	ThermoGenesis Corp.	1,168,440
1,388,885	[1,4]	ThermoGenesis Corp.	2,916,658
1,250,000	[1,4]	ThermoGenesis Corp.	2,625,000
250,000	[1,4]	ThermoGenesis Corp., Warrants 3/7/2026	251,031
277,777	[1,4]	ThermoGenesis Corp., Warrants 4/6/2027	245,287
500		Varian Medical Systems, Inc.	26,930
800,000	[1,2]	VISX, Inc.	12,528,000

		TOTAL	396,763,818

		Pharmaceutical & Biotech--6.4%
266,667	[4]	Acadia Pharmaceuticals, Inc. - Series E Pfd.	720,001
925,926	[4]	Acadia Pharmaceuticals, Inc. - Series F Pfd.	2,500,000
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Pharmaceuticals & Biotech--continued
900,000		Allergan, Inc.	$63,225,000
200,000	[1]	Amgen, Inc.	12,262,000
1,000,000	[1]	Anika Therapeutics, Inc.	2,510,000
1,694,915	[4]	Ardais Corp. - Convertible Pfd.	9,999,998
790,960	[4]	Ardais Corp. - Series C Convertible Pfd.	4,666,664
257,400	[1,2]	Atrix Labs, Inc.	4,519,944
500,000	[1,2]	Charles River Laboratories International, Inc.	13,575,000
1,000,000	[1,3]	DOV Pharmaceutical, Inc.	5,870,000
169,817	[1]	Decode Genetics, Inc.	322,482
645,161	[4]	diaDexus - Series A Pfd.	4,999,998
300,000		Dr. Reddy's Laboratories Ltd., ADR (IDR)	5,670,000
596,296	[1,2]	Genta, Inc.	4,460,294
420,600	[1,2]	Gilead Sciences, Inc.	19,406,484
197,600	[1,2]	InterMune, Inc.	4,017,208
3,000,000	[1,3]	Inveresk Research Group, Inc.	43,140,000
300,000	[1]	Large Scale Biology Corp.	246,000
900,000	[1,2]	Medarex, Inc.	3,753,000
266,668	[4]	Mito Kor - Series F Pfd.	200,001
266,668	[4]	Mito Kor - Series F1 Pfd.	200,001
37,037	[1,4]	Onyx Pharmaceuticals, Inc. - Warrants 5/9/2008	254,550
3,375,127	[1,3]	Palatin Technologies, Inc.	7,381,403
843,782	[1]	Palatin Technologies, Inc. - Warrants 2/8/2026	1,538,923
1,300,525	[1,3]	Point Therapeutics, Inc.	1,014,409
272,300		Ranbaxy Laboratories Ltd., GDR	3,882,181
100,000	[1]	Regeneron Pharmaceuticals, Inc.	633,000
500,000	[1,2]	SangStat Medical Corp.	6,300,000
508,000	[1]	Shire Pharmaceuticals Group PLC, ADR	10,109,200
470,000	[1,2]	Telik, Inc.	6,180,500

		TOTAL	243,558,241

		TOTAL HEALTH	1,148,767,645

		RETAIL--18.5%
		Restaurant--3.1%
500,000	[1]	Aramark Corp., Class B	11,480,000
180,000		Bob Evans Farms, Inc.	4,566,600
Shares or Units Held			Value
		STOCKS--continued
		RETAIL--continued
		Restaurant--continued
25,978,704	[3]	J.D. Wetherspoon PLC (GBP)	$93,081,464
350,000		Ruby Tuesday, Inc.	6,895,000
585,600		Worldwide Restaurant Concepts, Inc.	1,563,552

		TOTAL	117,586,616

		Retail--15.4%
2,300,000	[1,2,3]	Advance Auto Parts, Inc.	114,402,000
528,400	[1]	Bed Bath & Beyond, Inc.	20,877,084
1,100,000	[1,2]	CarMax, Inc.	23,265,000
300,000	[1,2]	Cost Plus, Inc.	9,219,000
500,000	[2]	Costco Wholesale Corp.	17,315,000
755,000	[2]	Dollar General Corp.	10,977,700
1,150,000	[1]	Dollar Tree Stores, Inc.	29,267,500
1,111,800		Family Dollar Stores, Inc.	38,012,442
400,000	[1]	Kohl's Corp.	22,720,000
700,000		MSC Industrial Direct Co., Inc., Class A	12,950,000
300,000	[1]	PETCO Animal Supplies, Inc.	6,339,000
17,333,790	[1,3]	PETsMART, Inc.	262,260,243
334,600		Wal-Mart Stores, Inc.	18,844,672

		TOTAL	586,449,641

		TOTAL RETAIL	704,036,257

		SERVICES--17.5%
		Business Services--5.7%
8,221,900	[1]	Cendant Corp.	117,408,732
275,000	[1]	Concorde Career Colleges, Inc.	5,783,250
676,053	[1,2]	CoStar Group, Inc.	15,048,940
400,200	[1,3]	Exponent, Inc.	5,562,780
582,390	[2]	Financiere Marc de Lacharriere SA (FRF)	13,935,050
400,000	[1,2]	Kroll, Inc.	8,920,000
400,000		Moody's Corp.	19,316,000
1,939,600	[1,2]	VCA Antech, Inc.	32,563,944

		TOTAL	218,538,696

		Media--7.4%
1,575,000	[1]	Clear Channel Communications, Inc.	61,598,250
1,735,000	[1]	Comcast Corp., Class A	52,154,100
Shares or Units Held			Value
		STOCKS--continued
		SERVICES--continued
		Media--continued
400,000		E.W. Scripps Co., Class A	$31,700,000
375,000	[1]	Entercom Communications Corp.	18,221,250
762,158	[1,2]	JC Decaux SA (FRF)	7,371,264
1,245,500	[1]	Lamar Advertising Co.	44,738,360
31,512	[1]	SKY Perfect Communications, Inc. (JPY)	23,895,983
1,000,000	[1]	Viacom, Inc., Class B	43,410,000

		TOTAL	283,089,207

		Personal Services--0.2%
180,000	[1,2]	Weight Watchers International, Inc.	8,456,400

		Recreation & Entertainment--0.4%
224,000	[2]	Carnival Corp.	6,180,160
800,000	[1,2]	Orient-Express Hotel Ltd., Class A	9,008,000

		TOTAL	15,188,160

		Telecommunication Services--0.9%
564,666	[3]	Crown Castle International Corp., Convertible Pfd.	19,763,310
15,320	[2]	Crown Castle International Corp., Pfd.	14,783,766

		TOTAL	34,547,076

		Transportation--2.9%
300,000	[1,2]	EGL, Inc.	4,812,000
150,000		FedEx Corp.	8,982,000
1,575,600	[1]	Frontline Ltd. (NOK)	16,672,897
193,500	[2]	Frontline Ltd.	2,089,800
250,000	[1,2]	Iron Mountain, Inc.	9,962,500
950,000	[1,2]	Jet Blue Airways Corp.	29,858,500
499,900	[1,2]	Ryanair Holdings PLC, ADR	19,831,033
996,800	[1,2,3]	Stelmar Shipping Ltd. (GRD)	15,121,456
100,000		UTI Worldwide, Inc.	3,010,000

		TOTAL	110,340,186

		TOTAL SERVICES	670,159,725

		TECHNOLOGY--15.0%
		Computer Hardware & Peripherals--2.2%
842,100	[1,2]	Cray, Inc.	6,357,855
1,059,000	[1]	Lexar Media, Inc.	5,136,150
5,000,000	[1,2]	Seagate Technology Holdings	60,450,000
1,000,000	[1]	Synaptics, Inc.	7,660,000
575,693	[1,2]	Trident Microsystems, Inc.	2,216,418

		TOTAL	81,820,423

Shares or Units Held			Value
		STOCKS--continued
		TECHNOLOGY--continued
		Computer Software--5.4%
45,000	[1]	Attunity Ltd.	$62,550
9,000	[1,4]	Attunity Ltd., Warrants 3/21/2005	557
9,000	[1,4]	Attunity Ltd., Warrants 3/22/2005	557
235,000	[1,2]	Cognos, Inc.	6,377,900
200,000	[1]	Hyperion Solutions Corp.	5,656,000
1,611,668	[1,2]	Informatica Corp.	10,524,192
250,000	[1]	J.D. Edwards & Co.	2,995,000
2,288,600	[1,2,3]	Leapfrog Enterprises, Inc.	61,105,620
3,475,600	[1,2,3]	Magma Design Automation, Inc.	52,134,000
600,000	[1]	Manhattan Associates, Inc.	14,514,000
990,000		Microsoft Corp.	25,314,300
200,000	[1,2]	MicroStrategy, Inc., Class A	5,506,000
1,059,400	[1,2]	SeaChange International, Inc.	8,528,170
1,333,334	[4]	Sensable Technologies, Inc. - Series B Pfd.	4,426,669
443,979	[4]	Sensable Technologies, Inc. - Series C Pfd.	1,474,010
1,250,000	[1,2]	Visual Networks, Inc.	1,537,500
395,000	[1]	Websense, Inc.	5,636,650

		TOTAL	205,793,675

		Data Processing Services--3.6%
2,500,000	[1,2]	Affiliated Computer Services, Inc., Class A	119,250,000
1,106,740	[1,2,3]	Intrado, Inc.	11,532,231
1,500,000	[1,2,3]	Online Resources Corp.	4,905,000
2,000,000		Ryan Hankin Kent, Inc. - Series B Pfd.	1,000,000
107,000	[1,2]	SM&A Corp.	784,310

		TOTAL	137,471,541

		Networking & Telecommunication Equipment--1.7%
1,059,322	[4]	Expand Networks Ltd.	497,881
500,000	[1]	Extreme Networks, Inc.	2,115,000
500,000	[1]	Foundry Networks, Inc.	5,440,000
377,434	[1]	GlobespanVirata, Inc.	2,291,024
679,348	[4]	Multiplex, Inc. - Series C Pfd.	618,207
2,500,000	[1,2]	UTStarcom, Inc.	54,427,500

		TOTAL	65,389,612

Shares or Units Held			Value
		STOCKS--continued
		TECHNOLOGY--continued
		Online Internet Information--1.0%
602,000	[1]	1-800-FLOWERS.COM, Inc.	$4,599,280
479,000	[1,2]	Altiris, Inc.	7,807,700
166,500	[1]	At Road, Inc.	1,067,265
1,230,000	[1]	Digital Impact, Inc.	1,660,500
417,660	[1,2]	EasyLink Services Corp., Class A	250,596
1,554,700	[1,3]	eCollege.com	9,094,995
1,433,283	[1,2,3]	Hollywood Media Corp.	1,189,625
101,156	[1]	Hollywood Media Corp. - Warrants 5/22/2007	46,526
3,928,800	[1,3]	NIC, Inc.	8,054,040
1,320,000	[1]	Raindance Communications, Inc.	3,986,400

		TOTAL	37,756,927

		Semiconductor & Equipment--1.1%
400,000	[1,2]	ATI Technologies, Inc. (CAD)	2,521,618
1,600,000	[1,2]	ATI Technologies, Inc.	10,080,000
621,700	[1,2]	Broadcom Corp.	11,122,213
400,000	[1,2]	Cree, Inc.	7,980,000
300,000	[1,2]	Marvell Technology Group Ltd.	6,923,700
200,000	[1,2]	ParthusCeva, Inc.	850,000
700,000	[2]	Skyworks Solutions, Inc.	3,745,000

		TOTAL	43,222,531

		TOTAL TECHNOLOGY	571,454,709

		OTHER--4.1%
		Energy--2.5%
247,986		Devon Energy Corp.	11,717,338
10,000		Electricity Generating Public Co. Ltd. (THB)	9,747
568,000	[2]	Forest Oil Corp.	11,803,040
1,088,200		Kinder Morgan, Inc.	51,167,164
600,000	[1]	McDermott International, Inc.	1,950,000
797,700	[1]	Oceaneering International, Inc.	17,996,112
100,000		Rowan Companies, Inc.	2,050,000

		TOTAL	96,693,401

Shares, Units Held or Principal Amount			Value
		STOCKS--continued
		OTHER--continued
		Household Durables--0.1%
150,000		D.R. Horton, Inc.	$3,555,000
807	[1]	Vialta, Inc., Class A	234

		TOTAL	3,555,234

		Industrial Conglomerates--1.1%
400,000	[1]	Ceradyne, Inc.	4,675,600
418,600	[1]	DRS Technologies, Inc.	11,724,986
400,000	[1]	Simpson Manufacturing Co., Inc.	14,048,000
500,000	[1]	Toll Brothers, Inc.	11,625,000

		TOTAL	42,073,586

		Staples--0.4%
300,000	[1]	Dean Foods Co.	13,059,000

		TOTAL OTHER	155,381,221

		TOTAL STOCKS (IDENTIFIED COST $2,972,436,291)	3,614,638,181

		CORPORATE BONDS--0.2%
		Data Processing Services--0.1%
2,000,000	[3]	OnLine Resources Corp., Sub. Note, 8.00%, 9/30/2005	1,852,860

		Information Technology Services--0.0%
2,325,000		Safeguard Scientifics, Inc., 5.00%, 6/15/2006	1,639,125

		Internet Software & Services--0.0%
1,000	[4]	Hollywood Media Corp., Sr. Conv. Deb., 6.00%, 5/23/2005	278,266

		Media--0.1%
3,175,000		XM Satellite Radio Holdings, Inc., Sub. Note, 7.75%, 3/1/2006	3,664,775

		TOTAL CORPORATE BONDS (IDENTIFIED COST $6,858,661)	7,435,026

		MUTUAL FUNDS--18.5%
241,464,482		Federated Prime Value Obligations Fund, Class IS	241,464,482
461,866,233		Federated Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	461,866,233

		TOTAL MUTAL FUNDS (AT NET ASSET VALUE)	703,330,715

		TOTAL INVESTMENTS--113.5% (IDENTIFIED COST $3,682,625,667)[5]	4,325,403,922

		OTHER ASSETS AND LIABILITIES - NET--(13.5)%	(514,137,838)

		TOTAL NET ASSETS--100%	$3,811,266,084

Shares			Value
		SCHEDULE OF SECURITIES SOLD SHORT
50,000	[1]	CDW Computer Centers, Inc.	$2,132,000
200,000		Software Holders Trust	5,728,000
65,000		Varian Medical Systems, Inc.	3,500,900

		TOTAL SECURITIES OF SECURITIES SOLD SHORT (PROCEEDS $11,101,764)	$11,360,900

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated broker/dealer.

3 Affiliated company. At April 30, 2003, these securities amounted to $1,111,054,524 which represents 29.2% of net assets.

4 Restricted security-not registered under the Securities Act of 1933. At April 30, 2003, these securities amounted to $111,350,370 which represents 2.9% of net assets.

5 The cost of investments for federal tax purposes amounts to $3,682,560,256.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CAD	--Canadian Dollar
FRF	--French Franc
GBP	--British Pound
GDR	--Global Depository Receipt
GRD	--Greek Drachma
IDR	--Indian Rupee
JPY	--Japanese Yen
NOK	--Norwegian Kroner
THB	--Thai Baht

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at value including $445,087,076 of securities loaned (identified cost $3,682,625,667)		$4,325,403,922
Cash		6,961,293
Income receivable		810,304
Receivable for investments sold		21,240,211
Receivable for shares sold		6,402,434
Net receivable for foreign currency exchange contracts		1,774

TOTAL ASSETS		4,360,819,938

Liabilities:
Securities sold short, at value (proceeds $11,101,764)	$11,360,900
Payable for investments purchased	72,233,957
Payable for shares redeemed	3,112,098
Payable for collateral due to broker	461,866,233
Accrued expenses	980,666

TOTAL LIABILITIES		549,553,854

Net assets for 1,049,144,682 shares outstanding		$3,811,266,084

Net Assets Consist of:
Paid in capital		$3,898,663,553
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		642,711,278
Accumulated net realized loss on investments and foreign currency transactions		(702,380,240)
Net operating loss		(27,728,507)

TOTAL NET ASSETS		$3,811,266,084

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($577,502,514 ÷ 158,794,324 shares outstanding)		$3.64

Offering price per share (100/94.50 of $3.64)[1]		$3.85

Redemption proceeds per share		$3.64

Class B Shares:
Net asset value per share $477,342,858 ÷ 132,459,774 shares outstanding		$3.60

Offering price per share		$3.60

Redemption proceeds per share (94.50/100 of $3.60)[1]		$3.40

Class C Shares:
Net asset value per share $161,776,823 ÷ 44,885,497 shares outstanding		$3.60

Offering price per share (100/99.00 of $3.60)[1]		$3.64

Redemption proceeds per share (99.00/100 of $3.60)[1]		$3.56

Class K Shares:
Net asset value per share $2,594,643,889 ÷ 713,005,087 shares outstanding		$3.64

Offering price per share		$3.64

Redemption proceeds per share (99.80/100 of $3.64)[1]		$3.63

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:

Dividends (net of foreign taxes withheld of $67,331)			$5,555,135

Interest (including income on securities loaned of $583,902)			2,330,703

TOTAL INCOME			7,885,838

Expenses:

Investment adviser fee		$24,826,541

Administrative personnel and services fee		1,310,144

Custodian fees		113,961

Transfer and dividend disbursing agent fees and expenses - Class A Shares		319,723
Transfer and dividend disbursing agent fees and expenses - Class B Shares		291,027
Transfer and dividend disbursing agent fees and expenses - Class C Shares		92,759
Transfer and dividend disbursing agent fees and expenses -- Class K Shares		2,044,764
Directors'/Trustees' fees		10,490

Auditing fees		30,738

Legal fees		39,070

Portfolio accounting fees		156,882

Distribution services fee--Class A Shares		587,905

Distribution services fee--Class B Shares		1,610,617

Distribution services fee--Class C Shares		511,963

Distribution services fee--Class K Shares		6,120,203

Shareholder services fee--Class A Shares		587,905

Shareholder services fee--Class B Shares		536,872

Shareholder services fee--Class C Shares		170,654

Shareholder services fee--Class K Shares		3,060,102

Share registration costs		85,555

Printing and postage		270,992

Insurance premiums		2,694

Miscellaneous		66,360

TOTAL EXPENSES		42,847,921

Waivers, Reimbursements and Expense Reduction:
Waiver of investment adviser fee	$(2,578,243)
Waiver of distribution services fee--Class A Shares	(176,607)
Waiver of distribution services fee--Class C Shares	(18,113)
Waiver of distribution services fee--Class K Shares	(4,369,794)
Reimbursement of investment adviser fee	(35,079)
Reimbursement of shareholder services fee -- Class B Shares	(55,150)
Fees paid indirectly from directed brokerage agreements	(590)

TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		(7,233,576)

Net expenses			35,614,345

Net operating loss			(27,728,507)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(48,345,293)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			180,575,468

Net realized and unrealized gain on investments and foreign currency			132,230,175

Change in net assets resulting from operations			$104,501,668

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/20/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(27,728,507)	$(47,454,414)
Net realized loss on investments, options and foreign currency transactions	(48,345,293)	(184,509,872)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	180,575,468	(191,130,857)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	104,501,668	(423,095,143)

Distributions to Shareholders:
Distributions from net realized gains on investments, options and foreign currency transactions
Class A Shares	--	(7,965,747)
Class B Shares	--	(6,336,060)
Class C Shares	--	(1,509,536)
Class K Shares	--	(254,263,921)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(270,075,264)

Share Transactions:
Proceeds from sale of shares	961,276,973	1,785,817,787
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Kaufmann Small Cap Fund	--	235,212,697
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Aggressive Growth Fund	--	155,260,777
Net asset value of shares issued to shareholders in payment of distributions declared	--	261,841,075
Cost of shares redeemed	(848,043,395)	(1,340,275,602)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	113,233,578	1,097,856,734

Change in net assets	217,735,246	404,686,327

Net Assets:
Beginning of period	3,593,530,838	3,188,844,511

End of period	$3,811,266,084	$3,593,530,838

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. The investment objective of the Fund is capital appreciation.

On May 17, 2002, the Fund received a tax-free transfer of assets from Federated Kaufmann Small Cap Fund and Federated Aggressive Growth Fund as follows:

	Shares of the Fund Issued	Federated Kaufmann Small Cap Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of Fund Prior to Combination	Net Assets of Federated Kaufmann Small Cap Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	20,604,354	$ 90,247,069	$ 761,229		$ 245,733,366	$ 90,247,069	$ 335,980,435

Class B	28,725,127	125,241,552	826,277		266,616,904	125,241,552	391,858,456

Class C	4,523,871	19,724,076	213,325		78,496,378	19,724,076	98,220,454

Class K	--	--	6,065,015		3,317,588,744	--	3,317,588,744

TOTAL	53,853,352	$235,212,697	$7,865,846		$3,908,435,392	$235,212,697	$4,143,648,089

	Shares of the Fund Issued	Federated Aggressive Growth Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of Fund Prior to Combination	Net Assets of Federated Aggressive Growth Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	18,045,962	$ 79,041,312	$ 220,878		$ 245,733,366	$ 79,041,312	$ 324,774,678

Class B	13,380,970	58,341,029	239,752		266,616,904	58,341,029	324,957,933

Class C	4,100,559	17,878,436	61,898		78,496,378	17,878,436	96,374,814

Class K	--	--	1,759,822		3,317,588,744	--	3,317,588,744

TOTAL	35,527,491	$155,260,777	$2,282,350		$3,908,435,392	$155,260,777	$4,063,696,169

1 Unrealized Appreciation is included in the Federated Kaufmann Small Cap Fund and Federated Aggressive Growth Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Trustees ("the Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Change in Accounting Policy

Effective November 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies ("the Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition amortization on the financial statements is as follows:

	For the Year Ended 10/31/2002
	Net Investment Income	Net Unrealized Depreciation
Increase (Decrease)	$243,495	$(243,495)

The Statement of Changes in Net Assets and Financial Highlights for the prior periods has not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's taxes and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended April 30, 2003, the Fund had no open futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contacts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Purchased:

5/1/2003	356,224 Japanese Yen	$ 2,967	$ 2,992	$ 25

5/1/2003	39,579,301 Japanese Yen	330,627	332,376	1,749

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$1,774

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. At April 30, 2003, the Fund had no outstanding written options.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$445,087,076	$461,866,233

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Additional information on each restricted held at April 30, 2003 is as follows:

Description	Date of Acquisition	Cost
Acadia Pharmaceuticals, Inc. -- Series E Pfd.	5/3/2000	$2,000,002

Acadia Pharmaceuticals, Inc. -- Series F Pfd.	3/19/2003	2,500,000

Apollo Investment Fund V	5/18/2001 -- 3/19/2003	2,691,253

Aradigm Corp. -- Series A Convertible Pfd.	12/17/2001	6,050,000

Aradigm Corp. -- Warrants 12/17/2006	12/17/2001	--

Ardais Corp. -- Convertible Pfd.	3/2/2001 -- 3/8/2001	9,999,999

Ardais Corp. -- Series C Convertible Pfd.	12/18/2002	4,666,664

Attunity Ltd. -- Warrants 3/21/2005	7/13/2000	--

Attunity Ltd. -- Warrants 3/22/2005	7/13/2000	--

CompBenefits Corp., Convertible Participating Pfd.	5/24/1995 -- 7/12/2000	4,090,205

CompBenefits Corp., Voting Common	5/24/1995 -- 7/12/2000	176,696

Conceptus, Inc.	11/5/2001	7,950,000

Conceptus, Inc.	4/10/2001	5,000,000

Converge Medical, Inc. -- Series C Pfd.	10/25/2001	3,000,000

Cortex, Inc. -- Series C Convertible Pfd.	2/29/2000	1,000,000

Cortex, Inc. -- Series D Convertible Pfd.	6/18/2001	2,000,000

Cortex, Inc. -- Series D2 Convertible Pfd.	3/31/2003	589,797

De Novo Ventures I, LP	3/9/2000 -- 5/13/2003	7,000,000

DexCom, Inc. -- Series B Pfd.	12/1/2000	3,000,000

DexCom, Inc. -- Series C Pfd.	5/17/2002	1,000,001

diaDexus -- Series A Pfd.	4/4/2000	4,999,998

Expand Networks Ltd.	9/22/2000	2,500,000

FA Private Equity Fund IV, LP	3/4/2002	100,000

Greenfield Technology Venture Fund	6/15/1998	88,344

Hollywood Media Corp., Sr. Conv. Deb., 6.00%, 5/23/2005	5/23/2002	1,000,000

Incuvest LLC, Pfd.	1/6/2000	5,000,000

Infrastructure Fund	8/11/2000 -- 4/9/2003	450,000

Internet.com Venture Partner III, LLC	5/17/2000 -- 7/28/2000	600,000

Description	Date of Acquisition	Cost
Latin Healthcare Fund	11/28/2000 -- 3/20/2002	$ 9,934,956

Mito Kor -- Series F Pfd.	11/9/2001	2,000,010

Mito Kor -- Series F1 Pfd.	8/22/2000	2,000,010

Multiplex, Inc. -- Series C Pfd.	2/22/2001	5,000,001

Onyx Pharmaceuticals, Inc. -- Warrants 5/9/2008	5/8/2002	212,892

Peachtree/CB Partners, LLC	3/8/2000 - 9/11/2002	3,503,863

Peachtree/Heartlab Partners, LLC	4/3/2001 -- 9/26/2001	687,795

Peachtree/Leadscope, LLC	6/30/2000 -- 5/30/2002	3,712,054

Peachtree/Open Networks Partners, LLC	10/5/2000 -- 10/2/2001	990,753

Peachtree/Velquest Partners, LLC	9/14/2000 -- 10/2/2001	494,382

Regeneration Technologies, Inc.	11/26/2002	10,150,000

Rocket Ventures II, LP	7/20/1999 -- 11/15/2002	6,000,000

Sanarus Medical, Inc. -- Series A Pfd.	11/16/1999 -- 7/16/2001	1,560,000

Sanarus Medical, Inc. -- Series B Pfd.	7/16/2001 -- 1/7/2003	7,209,120

Sensable Technologies, Inc. -- Series B Pfd.	12/23/1997	2,064,237

Sensable Technologies, Inc. -- Series C Pfd.	4/5/2000	1,474,010

ThermoGenesis Corp.	12/29/1998 -- 9/11/2000	835,500

ThermoGenesis Corp.	4/26/2001	2,499,993

ThermoGenesis Corp.	3/26/2002	2,230,000

ThermoGenesis Corp. -- Warrants 3/7/2026	3/26/2002	270,000

ThermoGenesis Corp. -- Warrants 4/6/2027	4/26/2001	--

Western Growth Capital Partners	12/31/1997 - 4/11/2003	205,543

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Transactions with Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2003 are as follows:

	Affiliates	Purchase Cost	Sales Cost	Dividend Income	Value
[1]	Advance Auto Parts, Inc.	$ 41,652,900	$ --	$ --	$114,402,000

	Allegiance Telecom, Inc. Sr. Note, 12.875%, 5/15/2008	--	780,497	--	--

[1]	Aspect Medical Systems, Inc.	--	--	--	9,153,218

[1]	Bionx Implants, Inc.	--	3,556,534	--	--

[1]	CareScience, Inc.	--	--	--	1,003,000

[1]	Ceradyne, Inc.	--	738,580	--	--

[1]	Conceptus, Inc.	--	--	--	18,729,287

	Crown Castle International Corp., Convertible Pfd.	--	--	--	19,763,310

[1]	Curon Medical, Inc.	--	--	--	1,892,932

[1]	DJ Orthopedics, Inc.	--	--	--	7,845,000

[1]	DOV Pharmaceutical, Inc.	--	--	--	5,870,000

[1]	eCollege.com	3,498,671	--	--	9,094,995

[1]	Exponent, Inc.	--	--	--	5,562,780

[1]	Federal Agricultural Mortgage Corp.	--	--	--	23,700,000

[1]	Hollywood Media Corp.	18,833	--	--	1,189,625

[1]	Intrado, Inc.	--	--	--	11,532,231

[1]	Inveresk Research Group, Inc.	--	--	--	43,140,000

	Affiliates	Purchase Cost	Sales Cost	Dividend Income	Value
	J.D. Wetherspoon PLC (GBP)	$ --	$ --	$472,218	$ 93,081,464

[1]	Kyphon, Inc.	10,756,907	--	--	18,880,000

[1]	Leapfrog Enterprise, Inc.	36,637,057	--	--	61,105,620

[1]	Lincare Holdings, Inc.	--	--	--	189,812,500

[1]	Magma Design Automation, Inc.	--	--	--	52,134,000

[1]	National Dentex Corp.	--	--	--	6,350,500

[1]	Natus Medical, Inc.	--	--	--	6,962,956

[1]	NIC, Inc.	4,383,210	--	--	8,054,040

[1]	NMT Medical, Inc.	--	--	--	3,360,270

[1]	Omnicell, Inc.	--	--	--	17,742,000

[1]	Online Resources Corp.	--	--	--	4,905,000

	Online Resources Corp., Sub. Note, 8.00%, 9/30/2005	433,371	--	--	1,852,860

[1]	Orthofix International NV	--	--	--	27,724,935

[1]	Palatin Technologies, Inc.	101,254	--	--	7,381,403

[1]	PETsMART, Inc.	--	--	--	262,260,243

[1]	Philadelphia Consolidated Holding Corp.	--	--	--	50,478,940

[1]	Point Therapeutics, Inc.	--	--	--	1,014,409

[1]	RTW, Inc.	--	--	--	1,413,550

[1]	Rita Medical Systems, Inc.	--	1,249,296	--	--

[1]	Staar Surgical Co.	--	--	--	8,540,000

[1]	Stelmar Shipping Ltd. (GRD)	--	--	--	15,121,456

[1]	TALK America Holdings, Inc.	--	10,946,089	--	--

	TOTAL OF AFFILIATED TRANSACTIONS	$97,482,203	$17,270,996	$472,218	$1,111,054,524

1 Non-income producing security.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	222,444,112	$761,402,709	308,335,351	$1,205,705,292
Shares issued in connection with tax-free transfer of assets from Federated Kaufmann Small Cap Fund	--	--	20,604,354	90,247,069
Shares issued in connection with tax-free transfer of assets from Federated Aggressive Growth Fund	--	--	18,045,962	79,041,312
Shares issued to shareholders in payment of distributions declared	--	--	1,496,744	6,031,776
Shares redeemed	(186,655,185)	(641,398,313)	(245,634,625)	(944,936,094)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	35,788,927	$120,004,396	102,847,786	$436,089,355

	Six Months Ended 4/30/2003		Year Ended 10/30/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	24,427,214	$83,351,669	79,175,026	$320,712,455
Shares issued in connection with tax-free transfer of assets from Federated Kaufmann Small Cap Fund	--	--	28,725,127	125,241,552
Shares issued in connection with tax-free transfer of assets from Federated Aggressive Growth Fund	--	--	13,380,970	58,341,029
Shares issued to shareholders in payment of distributions declared	--	--	1,446,870	5,830,734
Shares redeemed	(13,463,284)	(44,922,050)	(17,571,125)	(65,014,969)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	10,963,930	$38,429,619	105,156,868	$445,110,801

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	14,190,728	$48,329,286	28,626,232	$114,564,775
Shares issued in connection with tax-free transfer of assets from Federated Kaufmann Small Cap Fund	--	--	4,523,871	19,724,076
Shares issued in connection with tax-free transfer of assets from Federated Aggressive Growth Fund	--	--	4,100,559	17,878,436
Shares issued to shareholders in payment of distributions declared	--	--	358,506	1,444,779
Shares redeemed	(5,625,145)	(18,927,971)	(5,138,338)	(19,012,323)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	8,565,583	$29,401,315	32,470,830	$134,599,743

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	20,014,435	$68,193,309	37,748,441	$144,835,265
Shares issued to shareholders in payment of distributions declared	--	--	61,518,039	248,533,786
Shares redeemed	(42,207,078)	(142,795,061)	(78,436,518)	(311,312,216)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(22,192,643)	$(74,601,752)	20,829,962	$82,056,835

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	33,125,797	$113,233,578	261,305,446	$1,097,856,734

FEDERAL TAX INFORMATION

At April 30, 2003, the cost of investments for federal tax purposes was $3,682,560,256. The net unrealized appreciation of investments for federal tax purposes was $642,843,666. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $888,796,245 and net unrealized depreciation from investments for those securities having an excess of cost over value of $245,952,579.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the amortization/accretion tax elections on fixed income securities.

At October 30, 2002, the Fund had a capital loss carryforward of $645,538,096 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$239,471,696

2009	$231,330,278

2010	$174,736,122

As a result of the tax-free transfer of assets from Federated Kaufmann Small Cap Fund and Federated Aggressive Growth Fund to the Fund, certain capital loss carryforwards listed previously may be limited.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Under the terms of a sub-adviser agreement between the Adviser and the Trust Division of Federated Global Investment Management Corp. ("FGIMC"), FGMIC receives an annual fee from the Adviser equal to 1.175% of the Fund's average daily net assets. In addition, FGIMC may voluntarily choose to reduce its compensation. For the six months ended April 30, 2003, FGIMC earned a sub-adviser fee of $18,232,884.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to reimburse any portion of its fee. FSSC can modify or terminate this voluntary reimbursement at any time at its sole discretion.

Redemption Fee

The Fund imposes a redemption fee of 0.20% on the redemption price of the Fund's capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. For the six months ended April 30, 2003, redemption fees of $226,076 were allocated to cover the cost of redemptions.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2003, the Fund had total commitments to limited partnerships and limited liability companies of $52,206,896; of this amount $17,000,019 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $35,206,877.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. For the six months ended April 30, 2003, the Fund's expenses were reduced by $590 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2003, were as follows:

Purchases	$1,138,813,377

Sales	$1,030,919,782

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2003, the diversification of countries were as follows:

Country	Percentage of Net Assets
United States	105.8%
United Kingdom	2.7%
Bermuda	1.3%
Japan	0.9%
France	0.6%
Canada	0.5%
Ireland	0.5%
Norway	0.5%
Greece	0.4%
India	0.2%
British Virgin Islands	0.1%
Iceland	0.0%
Israel	0.0%
Thailand	0.0%

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172644

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

2090162 (6/03)

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended
	4/30/2003	10/31/2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$3.54	$4.23	$4.33
Income From Investment Operations:
Net operating loss	(0.03)[2]	(0.05)[2,3]	(0.02)[2]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.13	(0.28)[3]	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	0.10	(0.33)	(0.10)

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	--	(0.36)	--

Net Asset Value, End of Period	$3.64	$3.54	$4.23

Total Return[4]	2.82%	(8.90)%	(2.31)%

Ratios to Average Net Assets:

Expenses	1.95%[5,6]	1.95%	1.95%[6]

Net operating loss	(1.50)%[6]	(1.25)%[3]	(0.93)%[6]

Expense waiver/reimbursement[7]	0.23%[6]	0.18%	0.17%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$577,503	$435,500	$85,169

Portfolio turnover	31%	65%	74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net operating loss per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net operating loss to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended
	4/30/2003	10/31/2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$3.52	$4.22	$4.33
Income From Investment Operations:
Net operating loss	(0.03)[2]	(0.07)[2,3]	(0.03)[2]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.11	(0.27)[3]	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	0.08	(0.34)	(0.11)

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	--	(0.36)	--

Net Asset Value, End of Period	$3.60	$3.52	$4.22

Total Return[4]	2.27%	(9.20)%	(2.54)%

Ratios to Average Net Assets:

Expenses	2.50%[5,6]	2.47%	2.47%[6]

Net operating loss	(2.05)%[6]	(1.77)%[3]	(1.45)%[6]

Expense waiver/reimbursement[7]	0.18%[6]	0.16%	0.15%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$477,343	$427,175	$68,902

Portfolio turnover	31%	65%	74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net operating loss per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net operating loss to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended
	4/30/2003	10/31/2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$3.52	$4.22	$4.33
Income From Investment Operations:
Net operating loss	(0.03)[2]	(0.07)[2,3]	(0.03)[2]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.11	(0.27)[3]	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	0.08	(0.34)	(0.11)

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	--	(0.36)	--

Net Asset Value, End of Period	$3.60	$3.52	$4.22

Total Return[4]	2.27%	(9.20)%	(2.54)%

Ratios to Average Net Assets:

Expenses	2.50%[5,6]	2.47%	2.47%[6]

Net operating loss	(2.05)%[6]	(1.77)%[3]	(1.45)%[6]

Expense waiver/reimbursement[7]	0.18%[6]	0.16%	0.15%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$161,777	$127,714	$16,234

Portfolio turnover	31%	65%	74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net operating loss per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net operating loss to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Shares or Units Held			Value
		STOCKS--94.8%
		FINANCIALS--9.6%
		Finance--3.9%
450,200	[1,2]	Affiliated Managers Group	$20,848,762
850,000	[2]	Capital One Financial Corp.	35,589,500
1,400,000	[1]	Concord EFS, Inc.	19,362,000
1,000,000	[1,3]	Federal Agricultural Mortgage Corp.	23,700,000
1,750,000	[2]	IndyMac Bancorp, Inc.	38,990,000
123,160	[2]	SFCG Co. Ltd. (JPY)	8,584,380

		TOTAL	147,074,642

		Insurance--4.9%
1,000,000		Ace Ltd.	33,080,000
400,000	[1]	Arch Capital Group Ltd.	13,924,000
700,000	[1]	Endurance Specialty Holdings Ltd.	19,250,000
700,000		Gallagher (Arthur J.) & Co.	17,493,000
500,000	[2]	Hilb Rogal & Hamilton Co.	17,775,000
1,294,000	[1,3]	Philadelphia Consolidated Holding Corp.	50,478,940
415,750	[1,2,3]	RTW, Inc.	1,413,550
1,089,100		Willis Group Holdings Ltd.	33,969,029

		TOTAL	187,383,519

		Venture Capital--0.7%
1	[4]	Apollo Investment Fund V	2,611,495
1	[4]	De Novo Ventures I, LP	5,511,995
1	[1,4]	FA Private Equity Fund IV, LP	91,070
1	[4]	Greenfield Technology Venture Fund	33,761
1	[4]	Incuvest LLC, Pfd.	100,000
1	[1,4]	Infrastructure Fund	384,491
1	[4]	Internet.com Venture Fund III, LLC	89,054
1	[4]	Latin Healthcare Fund	6,982,215
1	[1,4]	Peachtree/CB Partners, LLC	0
1	[1,4]	Peachtree/Heartlab Partners, LLC	673,750
2	[1,4]	Peachtree/Leadscope, LLC	3,329,324
1	[4]	Peachtree/Open Networks Partners, LLC	829,525
1	[4]	Peachtree/Velquest Partners, LLC	477,500
1	[4]	Rocket Ventures II, LP	3,898,211
1	[4]	Western Growth Capital Partners	40,072

		TOTAL	25,052,463

Shares or Units Held			Value
		STOCKS--continued
		FINANCIALS--continued
		Real Estate--0.1%
800,000	[1]	Prime Hospitality Corp.	$5,328,000

		TOTAL FINANCIALS	364,838,624

		HEALTH--30.1%
		Healthcare Services--13.3%
680,900	[1]	Apria Healthcare Group, Inc.	15,967,105
750,000	[1]	Caremark Rx, Inc.	14,932,500
1,180,000	[1,3]	CareScience, Inc.	1,003,000
600,000	[1,2]	Community Health Systems, Inc.	11,400,000
3,985	[4]	CompBenefits Corp., Convertible Participating Pfd.	4,211,811
347,492	[4]	CompBenefits Corp., Voting Common	608,111
90,000	[1]	Express Scripts, Inc., Class A	5,306,400
500,000	[1]	First Health Group Corp.	12,525,000
2,541,500	[1,2]	HealthSouth Corp.	363,434
1,000,000	[1,2]	Laboratory Corporation of America Holdings	29,460,000
600,200	[1,2]	LifePoint Hospitals, Inc.	11,715,904
6,250,000	[1,3]	Lincare Holdings, Inc.	189,812,500
3,000,000	[1,2,3]	Omnicell, Inc.	17,742,000
909,916	[1,2]	Quest Diagnostic, Inc.	54,367,481
1,189,500	[1,2]	Select Medical Corp.	20,126,340
400,000	[1,2]	United Surgical Partners International, Inc.	7,412,000
600,000		UnitedHealth Group, Inc.	55,278,000
500,000	[1]	WellChoice, Inc.	10,650,000
600,000	[1]	WellPoint Health Networks, Inc.	45,564,000

		TOTAL	508,445,586

		Medical Equipment & Supplies--10.4%
250,000	[4]	Aradigm Corp. - Series A Convertible Pfd.	980,000
650,000	[1,4]	Aradigm Corp. - Warrants 12/17/2006	123,986
2,371,300	[1,2,3]	Aspect Medical Systems, Inc.	9,153,218
500,000	[1]	Boston Scientific Corp.	21,525,000
949,700	[1,2]	CTI Molecular Imaging, Inc.	17,436,492
963,500	[2]	Cardinal Health, Inc.	53,262,280
1,795,713	[1,2,3]	Conceptus, Inc.	18,729,287
600,000	[1,4]	Conceptus, Inc.	6,258,000
714,286	[4]	Conceptus, Inc.	7,450,003
4,761,904	[4]	Converge Medical, Inc. - Series C Pfd.	1,285,714
500,000	[1,4]	Cortek, Inc. - Series C Convertible Pfd.	660,000
1,515,152	[4]	Cortex, Inc. - Series D Convertible Pfd.	2,000,001
446,816	[4]	Cortek, Inc. - Series D2 Convertible Pfd.	589,797
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Medical Equipment & Supplies--continued
2,490,700	[1,3]	Curon Medical, Inc.	$1,892,932
1,500,000	[1,3]	DJ Orthopedics, Inc.	7,845,000
2,083,333	[4]	DexCom, Inc. - Series B Pfd.	4,791,666
434,783	[4]	DexCom, Inc. - Series C Pfd.	1,000,001
1,175,000	[1]	Dyax Corp.	2,291,250
50,000	[1,2]	ICU Medical, Inc.	1,589,000
1,000,000	[1,2]	INAMED Corp.	37,290,000
2,000,000	[1,2,3]	Kyphon, Inc.	18,880,000
13,393		Medtronic, Inc.	319,691
377,101		Medtronic, Inc.	18,002,802
1,109,000	[1,3]	NMT Medical, Inc.	3,360,270
325,000	[1,3]	National Dentex Corp.	6,350,500
1,912,900	[1,3]	Natus Medical, Inc.	6,962,956
984,900	[1,2,3]	Orthofix International NV	27,724,935
100,000	[1,2]	Regeneration Technologies, Inc.	995,000
1,400,000	[1,4]	Regeneration Technologies, Inc.	14,000,000
500,000	[1,2]	ResMed, Inc.	18,340,000
589,087	[1,2]	Rita Medical Systems, Inc.	1,684,789
1		Sanarus Medical, Inc. Pfd.	891,704
1,040,000	[4]	Sanarus Medical, Inc. - Series A Pfd.	1,795,040
1,448,436	[4]	Sanarus Medical, Inc. - Series B Pfd.	2,500,001
350,000		St. Jude Medical, Inc.	18,361,000
1,000,000	[1,3]	Staar Surgical Co.	8,540,000
245,000		Stryker Corp.	16,417,450
1,987,700	[1,2]	Therasense, Inc.	15,722,707
556,400	[1,2,4]	ThermoGenesis Corp.	1,168,440
1,388,885	[1,4]	ThermoGenesis Corp.	2,916,658
1,250,000	[1,4]	ThermoGenesis Corp.	2,625,000
250,000	[1,4]	ThermoGenesis Corp., Warrants 3/7/2026	251,031
277,777	[1,4]	ThermoGenesis Corp., Warrants 4/6/2027	245,287
500		Varian Medical Systems, Inc.	26,930
800,000	[1,2]	VISX, Inc.	12,528,000

		TOTAL	396,763,818

		Pharmaceutical & Biotech--6.4%
266,667	[4]	Acadia Pharmaceuticals, Inc. - Series E Pfd.	720,001
925,926	[4]	Acadia Pharmaceuticals, Inc. - Series F Pfd.	2,500,000
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Pharmaceuticals & Biotech--continued
900,000		Allergan, Inc.	$63,225,000
200,000	[1]	Amgen, Inc.	12,262,000
1,000,000	[1]	Anika Therapeutics, Inc.	2,510,000
1,694,915	[4]	Ardais Corp. - Convertible Pfd.	9,999,998
790,960	[4]	Ardais Corp. - Series C Convertible Pfd.	4,666,664
257,400	[1,2]	Atrix Labs, Inc.	4,519,944
500,000	[1,2]	Charles River Laboratories International, Inc.	13,575,000
1,000,000	[1,3]	DOV Pharmaceutical, Inc.	5,870,000
169,817	[1]	Decode Genetics, Inc.	322,482
645,161	[4]	diaDexus - Series A Pfd.	4,999,998
300,000		Dr. Reddy's Laboratories Ltd., ADR (IDR)	5,670,000
596,296	[1,2]	Genta, Inc.	4,460,294
420,600	[1,2]	Gilead Sciences, Inc.	19,406,484
197,600	[1,2]	InterMune, Inc.	4,017,208
3,000,000	[1,3]	Inveresk Research Group, Inc.	43,140,000
300,000	[1]	Large Scale Biology Corp.	246,000
900,000	[1,2]	Medarex, Inc.	3,753,000
266,668	[4]	Mito Kor - Series F Pfd.	200,001
266,668	[4]	Mito Kor - Series F1 Pfd.	200,001
37,037	[1,4]	Onyx Pharmaceuticals, Inc. - Warrants 5/9/2008	254,550
3,375,127	[1,3]	Palatin Technologies, Inc.	7,381,403
843,782	[1]	Palatin Technologies, Inc. - Warrants 2/8/2026	1,538,923
1,300,525	[1,3]	Point Therapeutics, Inc.	1,014,409
272,300		Ranbaxy Laboratories Ltd., GDR	3,882,181
100,000	[1]	Regeneron Pharmaceuticals, Inc.	633,000
500,000	[1,2]	SangStat Medical Corp.	6,300,000
508,000	[1]	Shire Pharmaceuticals Group PLC, ADR	10,109,200
470,000	[1,2]	Telik, Inc.	6,180,500

		TOTAL	243,558,241

		TOTAL HEALTH	1,148,767,645

		RETAIL--18.5%
		Restaurant--3.1%
500,000	[1]	Aramark Corp., Class B	11,480,000
180,000		Bob Evans Farms, Inc.	4,566,600
Shares or Units Held			Value
		STOCKS--continued
		RETAIL--continued
		Restaurant--continued
25,978,704	[3]	J.D. Wetherspoon PLC (GBP)	$93,081,464
350,000		Ruby Tuesday, Inc.	6,895,000
585,600		Worldwide Restaurant Concepts, Inc.	1,563,552

		TOTAL	117,586,616

		Retail--15.4%
2,300,000	[1,2,3]	Advance Auto Parts, Inc.	114,402,000
528,400	[1]	Bed Bath & Beyond, Inc.	20,877,084
1,100,000	[1,2]	CarMax, Inc.	23,265,000
300,000	[1,2]	Cost Plus, Inc.	9,219,000
500,000	[2]	Costco Wholesale Corp.	17,315,000
755,000	[2]	Dollar General Corp.	10,977,700
1,150,000	[1]	Dollar Tree Stores, Inc.	29,267,500
1,111,800		Family Dollar Stores, Inc.	38,012,442
400,000	[1]	Kohl's Corp.	22,720,000
700,000		MSC Industrial Direct Co., Inc., Class A	12,950,000
300,000	[1]	PETCO Animal Supplies, Inc.	6,339,000
17,333,790	[1,3]	PETsMART, Inc.	262,260,243
334,600		Wal-Mart Stores, Inc.	18,844,672

		TOTAL	586,449,641

		TOTAL RETAIL	704,036,257

		SERVICES--17.5%
		Business Services--5.7%
8,221,900	[1]	Cendant Corp.	117,408,732
275,000	[1]	Concorde Career Colleges, Inc.	5,783,250
676,053	[1,2]	CoStar Group, Inc.	15,048,940
400,200	[1,3]	Exponent, Inc.	5,562,780
582,390	[2]	Financiere Marc de Lacharriere SA (FRF)	13,935,050
400,000	[1,2]	Kroll, Inc.	8,920,000
400,000		Moody's Corp.	19,316,000
1,939,600	[1,2]	VCA Antech, Inc.	32,563,944

		TOTAL	218,538,696

		Media--7.4%
1,575,000	[1]	Clear Channel Communications, Inc.	61,598,250
1,735,000	[1]	Comcast Corp., Class A	52,154,100
Shares or Units Held			Value
		STOCKS--continued
		SERVICES--continued
		Media--continued
400,000		E.W. Scripps Co., Class A	$31,700,000
375,000	[1]	Entercom Communications Corp.	18,221,250
762,158	[1,2]	JC Decaux SA (FRF)	7,371,264
1,245,500	[1]	Lamar Advertising Co.	44,738,360
31,512	[1]	SKY Perfect Communications, Inc. (JPY)	23,895,983
1,000,000	[1]	Viacom, Inc., Class B	43,410,000

		TOTAL	283,089,207

		Personal Services--0.2%
180,000	[1,2]	Weight Watchers International, Inc.	8,456,400

		Recreation & Entertainment--0.4%
224,000	[2]	Carnival Corp.	6,180,160
800,000	[1,2]	Orient-Express Hotel Ltd., Class A	9,008,000

		TOTAL	15,188,160

		Telecommunication Services--0.9%
564,666	[3]	Crown Castle International Corp., Convertible Pfd.	19,763,310
15,320	[2]	Crown Castle International Corp., Pfd.	14,783,766

		TOTAL	34,547,076

		Transportation--2.9%
300,000	[1,2]	EGL, Inc.	4,812,000
150,000		FedEx Corp.	8,982,000
1,575,600	[1]	Frontline Ltd. (NOK)	16,672,897
193,500	[2]	Frontline Ltd.	2,089,800
250,000	[1,2]	Iron Mountain, Inc.	9,962,500
950,000	[1,2]	Jet Blue Airways Corp.	29,858,500
499,900	[1,2]	Ryanair Holdings PLC, ADR	19,831,033
996,800	[1,2,3]	Stelmar Shipping Ltd. (GRD)	15,121,456
100,000		UTI Worldwide, Inc.	3,010,000

		TOTAL	110,340,186

		TOTAL SERVICES	670,159,725

		TECHNOLOGY--15.0%
		Computer Hardware & Peripherals--2.2%
842,100	[1,2]	Cray, Inc.	6,357,855
1,059,000	[1]	Lexar Media, Inc.	5,136,150
5,000,000	[1,2]	Seagate Technology Holdings	60,450,000
1,000,000	[1]	Synaptics, Inc.	7,660,000
575,693	[1,2]	Trident Microsystems, Inc.	2,216,418

		TOTAL	81,820,423

Shares or Units Held			Value
		STOCKS--continued
		TECHNOLOGY--continued
		Computer Software--5.4%
45,000	[1]	Attunity Ltd.	$62,550
9,000	[1,4]	Attunity Ltd., Warrants 3/21/2005	557
9,000	[1,4]	Attunity Ltd., Warrants 3/22/2005	557
235,000	[1,2]	Cognos, Inc.	6,377,900
200,000	[1]	Hyperion Solutions Corp.	5,656,000
1,611,668	[1,2]	Informatica Corp.	10,524,192
250,000	[1]	J.D. Edwards & Co.	2,995,000
2,288,600	[1,2,3]	Leapfrog Enterprises, Inc.	61,105,620
3,475,600	[1,2,3]	Magma Design Automation, Inc.	52,134,000
600,000	[1]	Manhattan Associates, Inc.	14,514,000
990,000		Microsoft Corp.	25,314,300
200,000	[1,2]	MicroStrategy, Inc., Class A	5,506,000
1,059,400	[1,2]	SeaChange International, Inc.	8,528,170
1,333,334	[4]	Sensable Technologies, Inc. - Series B Pfd.	4,426,669
443,979	[4]	Sensable Technologies, Inc. - Series C Pfd.	1,474,010
1,250,000	[1,2]	Visual Networks, Inc.	1,537,500
395,000	[1]	Websense, Inc.	5,636,650

		TOTAL	205,793,675

		Data Processing Services--3.6%
2,500,000	[1,2]	Affiliated Computer Services, Inc., Class A	119,250,000
1,106,740	[1,2,3]	Intrado, Inc.	11,532,231
1,500,000	[1,2,3]	Online Resources Corp.	4,905,000
2,000,000		Ryan Hankin Kent, Inc. - Series B Pfd.	1,000,000
107,000	[1,2]	SM&A Corp.	784,310

		TOTAL	137,471,541

		Networking & Telecommunication Equipment--1.7%
1,059,322	[4]	Expand Networks Ltd.	497,881
500,000	[1]	Extreme Networks, Inc.	2,115,000
500,000	[1]	Foundry Networks, Inc.	5,440,000
377,434	[1]	GlobespanVirata, Inc.	2,291,024
679,348	[4]	Multiplex, Inc. - Series C Pfd.	618,207
2,500,000	[1,2]	UTStarcom, Inc.	54,427,500

		TOTAL	65,389,612

Shares or Units Held			Value
		STOCKS--continued
		TECHNOLOGY--continued
		Online Internet Information--1.0%
602,000	[1]	1-800-FLOWERS.COM, Inc.	$4,599,280
479,000	[1,2]	Altiris, Inc.	7,807,700
166,500	[1]	At Road, Inc.	1,067,265
1,230,000	[1]	Digital Impact, Inc.	1,660,500
417,660	[1,2]	EasyLink Services Corp., Class A	250,596
1,554,700	[1,3]	eCollege.com	9,094,995
1,433,283	[1,2,3]	Hollywood Media Corp.	1,189,625
101,156	[1]	Hollywood Media Corp. - Warrants 5/22/2007	46,526
3,928,800	[1,3]	NIC, Inc.	8,054,040
1,320,000	[1]	Raindance Communications, Inc.	3,986,400

		TOTAL	37,756,927

		Semiconductor & Equipment--1.1%
400,000	[1,2]	ATI Technologies, Inc. (CAD)	2,521,618
1,600,000	[1,2]	ATI Technologies, Inc.	10,080,000
621,700	[1,2]	Broadcom Corp.	11,122,213
400,000	[1,2]	Cree, Inc.	7,980,000
300,000	[1,2]	Marvell Technology Group Ltd.	6,923,700
200,000	[1,2]	ParthusCeva, Inc.	850,000
700,000	[2]	Skyworks Solutions, Inc.	3,745,000

		TOTAL	43,222,531

		TOTAL TECHNOLOGY	571,454,709

		OTHER--4.1%
		Energy--2.5%
247,986		Devon Energy Corp.	11,717,338
10,000		Electricity Generating Public Co. Ltd. (THB)	9,747
568,000	[2]	Forest Oil Corp.	11,803,040
1,088,200		Kinder Morgan, Inc.	51,167,164
600,000	[1]	McDermott International, Inc.	1,950,000
797,700	[1]	Oceaneering International, Inc.	17,996,112
100,000		Rowan Companies, Inc.	2,050,000

		TOTAL	96,693,401

Shares, Units Held or Principal Amount			Value
		STOCKS--continued
		OTHER--continued
		Household Durables--0.1%
150,000		D.R. Horton, Inc.	$3,555,000
807	[1]	Vialta, Inc., Class A	234

		TOTAL	3,555,234

		Industrial Conglomerates--1.1%
400,000	[1]	Ceradyne, Inc.	4,675,600
418,600	[1]	DRS Technologies, Inc.	11,724,986
400,000	[1]	Simpson Manufacturing Co., Inc.	14,048,000
500,000	[1]	Toll Brothers, Inc.	11,625,000

		TOTAL	42,073,586

		Staples--0.4%
300,000	[1]	Dean Foods Co.	13,059,000

		TOTAL OTHER	155,381,221

		TOTAL STOCKS (IDENTIFIED COST $2,972,436,291)	3,614,638,181

		CORPORATE BONDS--0.2%
		Data Processing Services--0.1%
2,000,000	[3]	OnLine Resources Corp., Sub. Note, 8.00%, 9/30/2005	1,852,860

		Information Technology Services--0.0%
2,325,000		Safeguard Scientifics, Inc., 5.00%, 6/15/2006	1,639,125

		Internet Software & Services--0.0%
1,000	[4]	Hollywood Media Corp., Sr. Conv. Deb., 6.00%, 5/23/2005	278,266

		Media--0.1%
3,175,000		XM Satellite Radio Holdings, Inc., Sub. Note, 7.75%, 3/1/2006	3,664,775

		TOTAL CORPORATE BONDS (IDENTIFIED COST $6,858,661)	7,435,026

		MUTUAL FUNDS--18.5%
241,464,482		Federated Prime Value Obligations Fund, Class IS	241,464,482
461,866,233		Federated Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	461,866,233

		TOTAL MUTAL FUNDS (AT NET ASSET VALUE)	703,330,715

		TOTAL INVESTMENTS--113.5% (IDENTIFIED COST $3,682,625,667)[5]	4,325,403,922

		OTHER ASSETS AND LIABILITIES - NET--(13.5)%	(514,137,838)

		TOTAL NET ASSETS--100%	$3,811,266,084

Shares			Value
		SCHEDULE OF SECURITIES SOLD SHORT
50,000	[1]	CDW Computer Centers, Inc.	$2,132,000
200,000		Software Holders Trust	5,728,000
65,000		Varian Medical Systems, Inc.	3,500,900

		TOTAL SECURITIES OF SECURITIES SOLD SHORT (PROCEEDS $11,101,764)	$11,360,900

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated broker/dealer.

3 Affiliated company. At April 30, 2003, these securities amounted to $1,111,054,524 which represents 29.2% of net assets.

4 Restricted security-not registered under the Securities Act of 1933. At April 30, 2003, these securities amounted to $111,350,370 which represents 2.9% of net assets.

5 The cost of investments for federal tax purposes amounts to $3,682,560,256.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CAD	--Canadian Dollar
FRF	--French Franc
GBP	--British Pound
GDR	--Global Depository Receipt
GRD	--Greek Drachma
IDR	--Indian Rupee
JPY	--Japanese Yen
NOK	--Norwegian Kroner
THB	--Thai Baht

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at value including $445,087,076 of securities loaned (identified cost $3,682,625,667)		$4,325,403,922
Cash		6,961,293
Income receivable		810,304
Receivable for investments sold		21,240,211
Receivable for shares sold		6,402,434
Net receivable for foreign currency exchange contracts		1,774

TOTAL ASSETS		4,360,819,938

Liabilities:
Securities sold short, at value (proceeds $11,101,764)	$11,360,900
Payable for investments purchased	72,233,957
Payable for shares redeemed	3,112,098
Payable for collateral due to broker	461,866,233
Accrued expenses	980,666

TOTAL LIABILITIES		549,553,854

Net assets for 1,049,144,682 shares outstanding		$3,811,266,084

Net Assets Consist of:
Paid in capital		$3,898,663,553
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		642,711,278
Accumulated net realized loss on investments and foreign currency transactions		(702,380,240)
Net operating loss		(27,728,507)

TOTAL NET ASSETS		$3,811,266,084

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($577,502,514 ÷ 158,794,324 shares outstanding)		$3.64

Offering price per share (100/94.50 of $3.64)[1]		$3.85

Redemption proceeds per share		$3.64

Class B Shares:
Net asset value per share $477,342,858 ÷ 132,459,774 shares outstanding		$3.60

Offering price per share		$3.60

Redemption proceeds per share (94.50/100 of $3.60)[1]		$3.40

Class C Shares:
Net asset value per share $161,776,823 ÷ 44,885,497 shares outstanding		$3.60

Offering price per share (100/99.00 of $3.60)[1]		$3.64

Redemption proceeds per share (99.00/100 of $3.60)[1]		$3.56

Class K Shares:
Net asset value per share $2,594,643,889 ÷ 713,005,087 shares outstanding		$3.64

Offering price per share		$3.64

Redemption proceeds per share (99.80/100 of $3.64)[1]		$3.63

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:

Dividends (net of foreign taxes withheld of $67,331)			$5,555,135

Interest (including income on securities loaned of $583,902)			2,330,703

TOTAL INCOME			7,885,838

Expenses:

Investment adviser fee		$24,826,541

Administrative personnel and services fee		1,310,144

Custodian fees		113,961

Transfer and dividend disbursing agent fees and expenses - Class A Shares		319,723
Transfer and dividend disbursing agent fees and expenses - Class B Shares		291,027
Transfer and dividend disbursing agent fees and expenses - Class C Shares		92,759
Transfer and dividend disbursing agent fees and expenses -- Class K Shares		2,044,764
Directors'/Trustees' fees		10,490

Auditing fees		30,738

Legal fees		39,070

Portfolio accounting fees		156,882

Distribution services fee--Class A Shares		587,905

Distribution services fee--Class B Shares		1,610,617

Distribution services fee--Class C Shares		511,963

Distribution services fee--Class K Shares		6,120,203

Shareholder services fee--Class A Shares		587,905

Shareholder services fee--Class B Shares		536,872

Shareholder services fee--Class C Shares		170,654

Shareholder services fee--Class K Shares		3,060,102

Share registration costs		85,555

Printing and postage		270,992

Insurance premiums		2,694

Miscellaneous		66,360

TOTAL EXPENSES		42,847,921

Waivers, Reimbursements and Expense Reduction:
Waiver of investment adviser fee	$(2,578,243)
Waiver of distribution services fee--Class A Shares	(176,607)
Waiver of distribution services fee--Class C Shares	(18,113)
Waiver of distribution services fee--Class K Shares	(4,369,794)
Reimbursement of investment adviser fee	(35,079)
Reimbursement of shareholder services fee -- Class B Shares	(55,150)
Fees paid indirectly from directed brokerage agreements	(590)

TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		(7,233,576)

Net expenses			35,614,345

Net operating loss			(27,728,507)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(48,345,293)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			180,575,468

Net realized and unrealized gain on investments and foreign currency			132,230,175

Change in net assets resulting from operations			$104,501,668

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/20/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(27,728,507)	$(47,454,414)
Net realized loss on investments, options and foreign currency transactions	(48,345,293)	(184,509,872)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	180,575,468	(191,130,857)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	104,501,668	(423,095,143)

Distributions to Shareholders:
Distributions from net realized gains on investments, options and foreign currency transactions
Class A Shares	--	(7,965,747)
Class B Shares	--	(6,336,060)
Class C Shares	--	(1,509,536)
Class K Shares	--	(254,263,921)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(270,075,264)

Share Transactions:
Proceeds from sale of shares	961,276,973	1,785,817,787
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Kaufmann Small Cap Fund	--	235,212,697
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Aggressive Growth Fund	--	155,260,777
Net asset value of shares issued to shareholders in payment of distributions declared	--	261,841,075
Cost of shares redeemed	(848,043,395)	(1,340,275,602)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	113,233,578	1,097,856,734

Change in net assets	217,735,246	404,686,327

Net Assets:
Beginning of period	3,593,530,838	3,188,844,511

End of period	$3,811,266,084	$3,593,530,838

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. The investment objective of the Fund is capital appreciation.

On May 17, 2002, the Fund received a tax-free transfer of assets from Federated Kaufmann Small Cap Fund and Federated Aggressive Growth Fund as follows:

	Shares of the Fund Issued	Federated Kaufmann Small Cap Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of Fund Prior to Combination	Net Assets of Federated Kaufmann Small Cap Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	20,604,354	$ 90,247,069	$ 761,229		$ 245,733,366	$ 90,247,069	$ 335,980,435

Class B	28,725,127	125,241,552	826,277		266,616,904	125,241,552	391,858,456

Class C	4,523,871	19,724,076	213,325		78,496,378	19,724,076	98,220,454

Class K	--	--	6,065,015		3,317,588,744	--	3,317,588,744

TOTAL	53,853,352	$235,212,697	$7,865,846		$3,908,435,392	$235,212,697	$4,143,648,089

	Shares of the Fund Issued	Federated Aggressive Growth Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of Fund Prior to Combination	Net Assets of Federated Aggressive Growth Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	18,045,962	$ 79,041,312	$ 220,878		$ 245,733,366	$ 79,041,312	$ 324,774,678

Class B	13,380,970	58,341,029	239,752		266,616,904	58,341,029	324,957,933

Class C	4,100,559	17,878,436	61,898		78,496,378	17,878,436	96,374,814

Class K	--	--	1,759,822		3,317,588,744	--	3,317,588,744

TOTAL	35,527,491	$155,260,777	$2,282,350		$3,908,435,392	$155,260,777	$4,063,696,169

1 Unrealized Appreciation is included in the Federated Kaufmann Small Cap Fund and Federated Aggressive Growth Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Change in Accounting Policy

Effective November 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition amortization on the financial statements is as follows:

	For the Year Ended 10/31/2002
	Net Investment Income	Net Unrealized Depreciation
Increase (Decrease)	$243,495	$(243,495)

The Statement of Changes in Net Assets and Financial Highlights for the prior periods has not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's taxes and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended April 30, 2003, the Fund had no open futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contacts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Purchased:

5/1/2003	356,224 Japanese Yen	$ 2,967	$ 2,992	$ 25

5/1/2003	39,579,301 Japanese Yen	330,627	332,376	1,749

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$1,774

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. At April 30, 2003, the Fund had no outstanding written options.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$445,087,076	$461,866,233

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Additional information on each restricted held at April 30, 2003 is as follows:

Description	Date of Acquisition	Cost
Acadia Pharmaceuticals, Inc. -- Series E Pfd.	5/3/2000	$2,000,002

Acadia Pharmaceuticals, Inc. -- Series F Pfd.	3/19/2003	2,500,000

Apollo Investment Fund V	5/18/2001 -- 3/19/2003	2,691,253

Aradigm Corp. -- Series A Convertible Pfd.	12/17/2001	6,050,000

Aradigm Corp. -- Warrants 12/17/2006	12/17/2001	--

Ardais Corp. -- Convertible Pfd.	3/2/2001 -- 3/8/2001	9,999,999

Ardais Corp. -- Series C Convertible Pfd.	12/18/2002	4,666,664

Attunity Ltd. -- Warrants 3/21/2005	7/13/2000	--

Attunity Ltd. -- Warrants 3/22/2005	7/13/2000	--

CompBenefits Corp., Convertible Participating Pfd.	5/24/1995 -- 7/12/2000	4,090,205

CompBenefits Corp., Voting Common	5/24/1995 -- 7/12/2000	176,696

Conceptus, Inc.	11/5/2001	7,950,000

Conceptus, Inc.	4/10/2001	5,000,000

Converge Medical, Inc. -- Series C Pfd.	10/25/2001	3,000,000

Cortex, Inc. -- Series C Convertible Pfd.	2/29/2000	1,000,000

Cortex, Inc. -- Series D Convertible Pfd.	6/18/2001	2,000,000

Cortex, Inc. -- Series D2 Convertible Pfd.	3/31/2003	589,797

De Novo Ventures I, LP	3/9/2000 -- 5/13/2003	7,000,000

DexCom, Inc. -- Series B Pfd.	12/1/2000	3,000,000

DexCom, Inc. -- Series C Pfd.	5/17/2002	1,000,001

diaDexus -- Series A Pfd.	4/4/2000	4,999,998

Expand Networks Ltd.	9/22/2000	2,500,000

FA Private Equity Fund IV, LP	3/4/2002	100,000

Greenfield Technology Venture Fund	6/15/1998	88,344

Hollywood Media Corp., Sr. Conv. Deb., 6.00%, 5/23/2005	5/23/2002	1,000,000

Incuvest LLC, Pfd.	1/6/2000	5,000,000

Infrastructure Fund	8/11/2000 -- 4/9/2003	450,000

Internet.com Venture Partner III, LLC	5/17/2000 -- 7/28/2000	600,000

Description	Date of Acquisition	Cost
Latin Healthcare Fund	11/28/2000 -- 3/20/2002	$ 9,934,956

Mito Kor -- Series F Pfd.	11/9/2001	2,000,010

Mito Kor -- Series F1 Pfd.	8/22/2000	2,000,010

Multiplex, Inc. -- Series C Pfd.	2/22/2001	5,000,001

Onyx Pharmaceuticals, Inc. -- Warrants 5/9/2008	5/8/2002	212,892

Peachtree/CB Partners, LLC	3/8/2000 - 9/11/2002	3,503,863

Peachtree/Heartlab Partners, LLC	4/3/2001 -- 9/26/2001	687,795

Peachtree/Leadscope, LLC	6/30/2000 -- 5/30/2002	3,712,054

Peachtree/Open Networks Partners, LLC	10/5/2000 -- 10/2/2001	990,753

Peachtree/Velquest Partners, LLC	9/14/2000 -- 10/2/2001	494,382

Regeneration Technologies, Inc.	11/26/2002	10,150,000

Rocket Ventures II, LP	7/20/1999 -- 11/15/2002	6,000,000

Sanarus Medical, Inc. -- Series A Pfd.	11/16/1999 -- 7/16/2001	1,560,000

Sanarus Medical, Inc. -- Series B Pfd.	7/16/2001 -- 1/7/2003	7,209,120

Sensable Technologies, Inc. -- Series B Pfd.	12/23/1997	2,064,237

Sensable Technologies, Inc. -- Series C Pfd.	4/5/2000	1,474,010

ThermoGenesis Corp.	12/29/1998 -- 9/11/2000	835,500

ThermoGenesis Corp.	4/26/2001	2,499,993

ThermoGenesis Corp.	3/26/2002	2,230,000

ThermoGenesis Corp. -- Warrants 3/7/2026	3/26/2002	270,000

ThermoGenesis Corp. -- Warrants 4/6/2027	4/26/2001	--

Western Growth Capital Partners	12/31/1997 - 4/11/2003	205,543

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Transactions with Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2003 are as follows:

	Affiliates	Purchase Cost	Sales Cost	Dividend Income	Value
[1]	Advance Auto Parts, Inc.	$ 41,652,900	$ --	$ --	$114,402,000

	Allegiance Telecom, Inc. Sr. Note, 12.875%, 5/15/2008	--	780,497	--	--

[1]	Aspect Medical Systems, Inc.	--	--	--	9,153,218

[1]	Bionx Implants, Inc.	--	3,556,534	--	--

[1]	CareScience, Inc.	--	--	--	1,003,000

[1]	Ceradyne, Inc.	--	738,580	--	--

[1]	Conceptus, Inc.	--	--	--	18,729,287

	Crown Castle International Corp., Convertible Pfd.	--	--	--	19,763,310

[1]	Curon Medical, Inc.	--	--	--	1,892,932

[1]	DJ Orthopedics, Inc.	--	--	--	7,845,000

[1]	DOV Pharmaceutical, Inc.	--	--	--	5,870,000

[1]	eCollege.com	3,498,671	--	--	9,094,995

[1]	Exponent, Inc.	--	--	--	5,562,780

[1]	Federal Agricultural Mortgage Corp.	--	--	--	23,700,000

[1]	Hollywood Media Corp.	18,833	--	--	1,189,625

[1]	Intrado, Inc.	--	--	--	11,532,231

[1]	Inveresk Research Group, Inc.	--	--	--	43,140,000

	Affiliates	Purchase Cost	Sales Cost	Dividend Income	Value
	J.D. Wetherspoon PLC (GBP)	$ --	$ --	$472,218	$ 93,081,464

[1]	Kyphon, Inc.	10,756,907	--	--	18,880,000

[1]	Leapfrog Enterprise, Inc.	36,637,057	--	--	61,105,620

[1]	Lincare Holdings, Inc.	--	--	--	189,812,500

[1]	Magma Design Automation, Inc.	--	--	--	52,134,000

[1]	National Dentex Corp.	--	--	--	6,350,500

[1]	Natus Medical, Inc.	--	--	--	6,962,956

[1]	NIC, Inc.	4,383,210	--	--	8,054,040

[1]	NMT Medical, Inc.	--	--	--	3,360,270

[1]	Omnicell, Inc.	--	--	--	17,742,000

[1]	Online Resources Corp.	--	--	--	4,905,000

	Online Resources Corp., Sub. Note, 8.00%, 9/30/2005	433,371	--	--	1,852,860

[1]	Orthofix International NV	--	--	--	27,724,935

[1]	Palatin Technologies, Inc.	101,254	--	--	7,381,403

[1]	PETsMART, Inc.	--	--	--	262,260,243

[1]	Philadelphia Consolidated Holding Corp.	--	--	--	50,478,940

[1]	Point Therapeutics, Inc.	--	--	--	1,014,409

[1]	RTW, Inc.	--	--	--	1,413,550

[1]	Rita Medical Systems, Inc.	--	1,249,296	--	--

[1]	Staar Surgical Co.	--	--	--	8,540,000

[1]	Stelmar Shipping Ltd. (GRD)	--	--	--	15,121,456

[1]	TALK America Holdings, Inc.	--	10,946,089	--	--

	TOTAL OF AFFILIATED TRANSACTIONS	$97,482,203	$17,270,996	$472,218	$1,111,054,524

1 Non-income producing security.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	222,444,112	$761,402,709	308,335,351	$1,205,705,292
Shares issued in connection with tax-free transfer of assets from Federated Kaufmann Small Cap Fund	--	--	20,604,354	90,247,069
Shares issued in connection with tax-free transfer of assets from Federated Aggressive Growth Fund	--	--	18,045,962	79,041,312
Shares issued to shareholders in payment of distributions declared	--	--	1,496,744	6,031,776
Shares redeemed	(186,655,185)	(641,398,313)	(245,634,625)	(944,936,094)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	35,788,927	$120,004,396	102,847,786	$436,089,355

	Six Months Ended 4/30/2003		Year Ended 10/30/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	24,427,214	$83,351,669	79,175,026	$320,712,455
Shares issued in connection with tax-free transfer of assets from Federated Kaufmann Small Cap Fund	--	--	28,725,127	125,241,552
Shares issued in connection with tax-free transfer of assets from Federated Aggressive Growth Fund	--	--	13,380,970	58,341,029
Shares issued to shareholders in payment of distributions declared	--	--	1,446,870	5,830,734
Shares redeemed	(13,463,284)	(44,922,050)	(17,571,125)	(65,014,969)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	10,963,930	$38,429,619	105,156,868	$445,110,801

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	14,190,728	$48,329,286	28,626,232	$114,564,775
Shares issued in connection with tax-free transfer of assets from Federated Kaufmann Small Cap Fund	--	--	4,523,871	19,724,076
Shares issued in connection with tax-free transfer of assets from Federated Aggressive Growth Fund	--	--	4,100,559	17,878,436
Shares issued to shareholders in payment of distributions declared	--	--	358,506	1,444,779
Shares redeemed	(5,625,145)	(18,927,971)	(5,138,338)	(19,012,323)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	8,565,583	$29,401,315	32,470,830	$134,599,743

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	20,014,435	$68,193,309	37,748,441	$144,835,265
Shares issued to shareholders in payment of distributions declared	--	--	61,518,039	248,533,786
Shares redeemed	(42,207,078)	(142,795,061)	(78,436,518)	(311,312,216)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(22,192,643)	$(74,601,752)	20,829,962	$82,056,835

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	33,125,797	$113,233,578	261,305,446	$1,097,856,734

FEDERAL TAX INFORMATION

At April 30, 2003, the cost of investments for federal tax purposes was $3,682,560,256. The net unrealized appreciation of investments for federal tax purposes was $642,843,666. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $888,796,245 and net unrealized depreciation from investments for those securities having an excess of cost over value of $245,952,579.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the amortization/accretion tax elections on fixed income securities.

At October 30, 2002, the Fund had a capital loss carryforward of $645,538,096 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$239,471,696

2009	$231,330,278

2010	$174,736,122

As a result of the tax-free transfer of assets from Federated Kaufmann Small Cap Fund and Federated Aggressive Growth Fund to the Fund, certain capital loss carryforwards listed previously may be limited.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Under the terms of a sub-adviser agreement between the Adviser and the Trust Division of Federated Global Investment Management Corp. ("FGIMC"), FGMIC receives an annual fee from the Adviser equal to 1.175% of the Fund's average daily net assets. In addition, FGIMC may voluntarily choose to reduce its compensation. For the six months ended April 30, 2003, FGIMC earned a sub-adviser fee of $18,232,884.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to reimburse any portion of its fee. FSSC can modify or terminate this voluntary reimbursement at any time at its sole discretion.

Redemption Fee

The Fund imposes a redemption fee of 0.20% on the redemption price of the Fund's capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. For the six months ended April 30, 2003, redemption fees of $226,076 were allocated to cover the cost of redemptions.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2003, the Fund had total commitments to limited partnerships and limited liability companies of $52,206,896; of this amount $17,000,019 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $35,206,877.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. For the six months ended April 30, 2003, the Fund's expenses were reduced by $590 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2003, were as follows:

Purchases	$1,138,813,377

Sales	$1,030,919,782

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2003, the diversification of countries were as follows:

Country	Percentage of Net Assets
United States	105.8%
United Kingdom	2.7%
Bermuda	1.3%
Japan	0.9%
France	0.6%
Canada	0.5%
Ireland	0.5%
Norway	0.5%
Greece	0.4%
India	0.2%
British Virgin Islands	0.1%
Iceland	0.0%
Israel	0.0%
Thailand	0.0%

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172677
Cusip 314172669
Cusip 314172651

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

26667 (6/03)

Federated Investors
World-Class Investment Manager

Federated Kaufmann Small Cap Fund

A Portfolio of Federated Equity Funds

1ST SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited)
4/30/2003 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net operating loss	(0.06)[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.93

TOTAL FROM INVESTMENT OPERATIONS	0.87

Net Asset Value, End of Period	$10.87

Total Return[3]	8.70%

Ratios to Average Net Assets:

Expenses	1.95%[4]

Net operating loss	(1.60)%[4]

Expense waiver/reimbursement[5]	0.43%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$10,496

Portfolio turnover	38%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to April 30, 2003.

2 Per share amount is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited)
4/30/2003 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net operating loss	(0.08)[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.95

TOTAL FROM INVESTMENT OPERATIONS	0.87

Net Asset Value, End of Period	$10.87

Total Return[3]	8.70%

Ratios to Average Net Assets:

Expenses	2.50%[4]

Net operating loss	(2.18)%[4]

Expense waiver/reimbursement[5]	0.38%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$2,822

Portfolio turnover	38%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to April 30, 2003.

2 Per share amount is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited)
4/30/2003 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net operating loss	(0.08)[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.95

TOTAL FROM INVESTMENT OPERATIONS	0.87

Net Asset Value, End of Period	$10.87

Total Return[3]	8.70%

Ratios to Average Net Assets:

Expenses	2.50%[4]

Net operating loss	(2.23)%[4]

Expense waiver/reimbursement[5]	0.38%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$2,422

Portfolio turnover	38%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to April 30, 2003.

2 Per share amount is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--94.3%
		Consumer Discretionary--25.5%
9,490	[1]	1-800-FLOWERS.COM, Inc.	$72,504
9,465	[1]	Advance Auto Parts, Inc.	470,789
4,270	[1]	Aftermarket Technology Co.	45,518
2,100	[1]	Ambassadors Group, Inc.	26,355
2,195	[1]	Aramark Corp., Class B	50,397
3,120	[1]	Beazer Homes USA, Inc.	219,180
1,700	[1]	Bed Bath & Beyond, Inc.	67,167
1,710	[1]	Big 5 Sporting Goods Corp.	21,153
1,105		Bob Evans Farms, Inc.	28,034
6,250	[1]	CarMax, Inc.	132,187
790		Carnival Corp.	21,796
3,300	[1]	Central European Media Enterprises Ltd., Class A	41,745
9,100	[1]	Cheesecake Factory, Inc.	287,469
1,315	[1]	Clear Channel Communications, Inc.	51,430
1,500	[1]	Comcast Corp., Class A	45,090
2,545	[1]	Cost Plus, Inc.	78,208
2,200	[1]	Cox Communications, Inc., Class A	72,820
3,205	[1]	Dick's Sporting Goods, Inc.	96,567
11,600	[1]	Dollar Tree Stores, Inc.	295,220
2,310		Dover Downs Gaming & Entertainment, Inc.	22,961
2,895		Dover Motorsports, Inc.	9,698
870	[1]	Entercom Communication Corp.	42,273
3,440		Family Dollar Stores, Inc.	117,614
58,852		J.D. Wetherspoon PLC	210,867
1,250	[1]	Lamar Advertising Co.	44,899
150	[1]	Leapfrog Enterprises, Inc.	4,005
8,400	[1]	Liberty Media Corp., Class A	92,400
Shares			Value
		COMMON STOCKS--continued
		Consumer Discretionary--continued
15,200	[1]	Monro Muffler Brake, Inc.	$340,480
10,110	[1]	Orient-Express Hotel Ltd.	113,839
20,870	[1]	PETsMART, Inc.	315,763
10,995	[1]	Prime Hospitality Corp.	73,227
350	[1]	R.H. Donnelley Corp.	10,451
370		Ryland Group, Inc.	20,065
53	[1]	SKY Perfect Communications, Inc.	40,191
11,400	[1]	Toll Brothers, Inc.	265,050
4,400	[1]	USA Networks, Inc.	131,780
2,300	[1]	WCI Communities, Inc.	31,809
1,900		Worldwide Restaurant Concepts, Inc.	5,073

		TOTAL	4,016,074

		Consumer Staples--0.4%
700	[1]	Dean Foods Co.	30,471
1,510		Dial Corp.	31,453

		TOTAL	61,924

		Energy--1.8%
768		Devon Energy Corp.	36,287
3,630		Forest Oil Corp.	75,431
1,850	[1]	Oceaneering International, Inc.	41,736
1,650	[1]	Patterson-UTI Energy, Inc.	54,599
1,940	[1]	Stelmar Shipping Ltd.	29,430
860		Tidewater, Inc.	23,134
1,430	[1]	Varco International, Inc.	25,154

		TOTAL	285,771

Shares			Value
		COMMON STOCKS--continued
		Financials--5.5%
1,300		AON Corp.	$28,808
1,067	[1]	Affiliated Managers Group	49,413
1,590	[1]	Arch Capital Group Ltd.	55,348
3,110		Capital One Financial Corp.	130,216
2,490		Chicago Mercantile Exchange Holdings, Inc.	140,785
1,200	[1]	Endurance Specialty Holdings Ltd.	33,000
2,635	[1]	Federal Agricultural Mortgage Association, Class C	62,449
3,100		IndyMac Bancorp, Inc.	69,068
710		Moody's Corp.	34,286
2,140	[1]	Philadelphia Consolidated Holding Corp.	83,481
3,950		Phoenix Companies, Inc.	31,205
13,240	[1]	RTW, Inc.	45,016
2,630		Urstadt Biddle Properties, Class A	32,086
2,400		Willis Group Holdings Ltd.	74,856

		TOTAL	870,017

		Healthcare--24.5%
9,150	[1]	Alexion Pharmaceuticals, Inc.	120,688
400		Allergan, Inc.	28,100
500	[1]	Amgen, Inc.	30,655
47,600	[1]	Anika Therapeutics, Inc.	119,476
890	[1]	Apria Healthcare Group, Inc.	20,870
3,990	[1]	Array BioPharma, Inc.	9,017
24,710	[1]	Aspect Medical Systems, Inc.	95,381
4,450	[1]	Atrix Labs, Inc.	78,142
560	[1]	CTI Molecular Imaging, Inc.	10,282
6,800	[1]	CV Therapeutics, Inc.	135,864
2,345	[1]	Charles River Laboratories International, Inc.	63,667
14,150	[1]	Conceptus, Inc.	147,584
30,600	[1]	DJ Orthopedics, Inc.	160,038
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
8,525	[1]	DOV Pharmaceutical, Inc.	$50,042
880		Dr. Reddy's Laboratories Ltd., ADR	16,632
66,700	[1]	Dyax Corp.	130,065
1,230	[1]	Eon Labs, Inc.	37,687
2,775	[1]	Exelixis, Inc.	23,640
14,760	[1]	Genta, Inc.	110,405
1,100	[1]	ICU Medical, Inc.	34,958
4,200	[1]	IMPAC Medical Systems, Inc.	74,844
6,350	[1]	INAMED Corp.	236,791
1,350	[1]	InterMune, Inc.	27,446
8,025	[1]	Inveresk Research Group, Inc.	115,399
2,500	[1]	King Pharmaceuticals, Inc.	31,525
4,380	[1]	Kyphon, Inc.	41,347
680	[1]	Laboratory Corporation of America Holdings	20,033
620	[1]	LifePoint Hospitals, Inc.	12,102
2,855	[1]	Lincare Holdings, Inc.	86,706
2,930	[1]	MIM Corp.	21,448
22,020	[1]	Medarex, Inc.	91,823
1,475	[1]	Medimmune, Inc.	52,023
9,600	[1]	NMT Medical, Inc.	29,088
2,205	[1]	National Dentex Corp.	43,086
39,170	[1]	Natus Medical, Inc.	142,579
5,360	[1]	Onyx Pharmaceuticals, Inc.	47,918
8,215	[1]	Orthofix International NV	231,252
167,400	[1]	Palatin Technologies, Inc	366,104
36,500	[1]	Palatin Technologies, Inc, Warrants	66,570
7,740	[1]	Pozen, Inc.	35,140
5,800	[1]	Praecis Pharmaceuticals, Inc.	25,404
2,700		Ranbaxy Laboratories Ltd., GDR	38,494
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
380	[1]	Regeneration Technologies, Inc.	$3,781
1,950	[1]	ResMed, Inc.	71,526
1,880	[1]	SangStat Medical Corp.	23,688
735	[1]	Select Medical Corp.	12,436
2,480	[1]	Serologicals Corp.	22,890
990	[1]	Shire Pharmaceuticals Group PLC, ADR	19,701
790	[1]	Staar Surgical Co.	6,747
7,850	[1]	Telik, Inc.	103,228
1,240	[1]	Therasense, Inc.	9,808
400	[1]	United Surgical Partners International, Inc.	7,412
15,230	[1]	VCA Antech, Inc.	255,696
2,700	[1]	Vicuron Pharmaceuticals, Inc.	31,725
370	[1]	WellChoice, Inc.	7,881
800	[1]	Zoll Medical Corp.	25,840

		TOTAL	3,862,674

		Industrials--7.8%
700		Arbitron, Inc.	23,842
6,270	[1]	Cendant Corp.	89,536
10,480	[1]	Ceradyne, Inc.	122,501
4,570	[1]	CoStar Group, Inc.	101,728
2,440	[1]	Concorde Career Colleges, Inc.	51,313
500	[1]	DRS Technologies, Inc.	14,005
2,220	[1]	Dollar Thrifty Automotive Group	36,430
2,400	[1]	EGL, Inc.	38,496
3,780	[1]	Exponent, Inc.	52,542
11,590		Frontline Ltd.	125,172
1,650		Graco, Inc.	50,655
3,545		Healthcare Services Group, Inc.	46,794
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
1,730	[1]	Kroll, Inc.	$38,579
1,270	[1]	L-3 Communications Holdings, Inc.	56,388
470		Landauer, Inc.	18,025
1,510		MSC Industrial Direct Co.	27,935
430	[1]	Ryanair Holdings PLC, ADR	17,058
2,575	[1]	Simpson Manufacturing Co., Inc.	90,434
5,200	[1]	TMP Worldwide, Inc.	87,204
2,070		Timken Co.	36,639
590		UTI Worldwide, Inc.	17,759
12,100	[1]	Vicor Corp.	81,312

		TOTAL	1,224,347

		Information Technology--27.6%
7,060	[1]	ATI Technologies, Inc.	44,478
5,090	[1]	Advanced Digital Information Corp.	40,822
1,975	[1]	Advanced Energy Industries, Inc.	18,980
450	[1]	Affiliated Computer Services, Inc., Class A	21,465
515	[1]	Altera Corp.	8,142
7,500	[1]	Altiris, Inc.	122,250
2,900	[1]	Amdocs Ltd.	51,214
2,405	[1]	Applied Micro Circuits Corp.	10,774
1,700	[1]	Avid Technology, Inc.	46,699
1,700	[1]	Broadcom Corp.	30,413
3,300	[1]	Business Objects SA, ADR	71,709
560	[1]	Cabot Microelectronics Corp.	24,203
23,590	[1]	CareScience, Inc.	20,051
3,200	[1]	Check Point Software Technologies Ltd.	50,336
300	[1]	Cognos, Inc.	8,142
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
6,905	[1]	Concord EFS, Inc.	$95,496
16,400	[1]	Cray, Inc.	123,820
5,460	[1]	Cree Research, Inc.	108,927
845	[1]	DSP Group, Inc.	17,660
22,300	[1]	Digital Impact, Inc.	30,105
22,049	[1]	eCollege.com	128,987
3,255	[1]	Exar Corp.	48,011
40,000	[1]	Extreme Networks, Inc.	169,200
3,105		FactSet Research Systems	108,054
1,275	[1]	Fairchild Semiconductor International, Inc., Class A	15,134
7,200	[1]	Foundry Networks, Inc.	78,336
18,140	[1]	GlobespanVirata, Inc.	110,110
9,800	[1]	Hypercom Corp.	45,766
1,000	[1]	Hyperion Solutions Corp.	28,280
11,360	[1]	Informatica Corp.	74,181
2,900	[1]	Integrated Device Technology, Inc.	29,957
920	[1]	Intersil Holding Corp.	17,020
7,350	[1]	Intrado, Inc.	76,587
1,820	[1]	Iron Mountain, Inc.	72,527
8,000	[1]	JDS Uniphase Corp.	25,840
2,890	[1]	Kopin Corp.	13,901
10,190	[1]	Lexar Media, Inc.	49,421
1,370	[1]	Lo-Jack Corp.	6,631
2,110	[1]	Macromedia, Inc.	26,607
10,810	[1]	Magma Design Automation	162,150
1,490	[1]	Manhattan Associates, Inc.	36,043
2,710	[1]	Marvell Technology Group Ltd.	62,544
680	[1]	Mettler Toledo International, Inc., ADR	24,140
1,100	[1]	MicroStrategy, Inc., Class A	30,283
41,290	[1]	NIC, Inc.	84,645
8,065	[1]	Netscreen Technologies Inc.	163,558
700	[1]	OSI Systems, Inc.	10,591
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
51,439	[1]	Online Resources Corp.	$168,206
5,580	[1]	ParthusCeva, Inc.	23,715
800		Paychex, Inc.	24,912
2,115	[1]	Perot Systems Corp.	22,461
13,500	[1]	Pervasive Software, Inc.	66,285
15,250	[1]	Radvision Ltd.	96,075
5,990	[1]	Raindance Communications, Inc.	18,090
6,900	[1]	SM&A Corp.	50,577
2,655	[1]	Sandisk Corp.	64,251
13,000		Scientific-Atlanta, Inc.	211,250
2,240	[1]	SeaChange International, Inc.	18,032
8,430	[1]	Seagate Technology Holdings	101,919
3,910		Skyworks Solutions, Inc.	20,919
2,995	[1]	Synaptics, Inc.	22,942
1,305	[1]	Technitrol, Inc.	20,606
5,555	[1]	UTStarcom, Inc.	120,938
23,600	[1]	ValueClick, Inc.	95,580
1,090	[1]	Varian Semiconductor Equipment Associates, Inc.	25,125
17,400	[1]	Verisign, Inc.	216,108
10,500	[1]	Veritas Software Corp.	231,105
1,415	[1]	Verity, Inc.	23,390
31,750	[1]	Visual Networks, Inc.	39,053
300	[1]	Xilinx, Inc.	8,121

		TOTAL	4,333,850

		Materials--0.6%
1,475		Cambrex Corp.	25,665
1,285		Fuller (H.B.) Co.	31,521
2,540	[1]	Steel Dynamics, Inc.	30,734

		TOTAL	87,920

Shares			Value
		COMMON STOCKS--continued
		Telecommunication Services--0.4%
6,470	[1]	AT Road, Inc.	$41,473
1,900	[1]	Hungarian Telephone & Cable Corp.	20,615

		TOTAL	62,088

		Utilities--0.2%
635		Equitable Resources, Inc.	24,397

		TOTAL COMMON STOCKS (IDENTIFIED COST $13,543,153)	14,829,062

		PREFERRED STOCKS--0.4%
		Telecommunication Services--0.4%
1,900		Crown Castle International Corp., Conv. Pfd., $3.13 (identified cost $61,988)	66,500

		MUTUAL FUND--23.2%
3,656,679		Federated Prime Value Obligations Fund, Class IS (at net asset value)	3,656,679

		TOTAL INVESTMENTS--117.9% (IDENTIFIED COST $17,261,820)[2]	18,552,241

		OTHER ASSETS AND LIABILITIES--NET--(17.9)%	(2,812,682)

		TOTAL NET ASSETS--100%	$15,739,559

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $17,261,820.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $17,261,820)		$18,552,241
Income receivable		1,009
Receivable for investments sold		829,577
Receivable for shares sold		1,318,211

TOTAL ASSETS		20,701,038

Liabilities:
Payable for investments purchased	$4,958,333
Payable for shares redeemed	200
Accrued expenses	2,946

TOTAL LIABILITIES		4,961,479

Net assets for 1,447,709 shares outstanding		$15,739,559

Net Assets Consist of:
Paid in capital		$14,472,474
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,290,424
Accumulated net realized gain on investments and foreign currency transactions		6,465
Net operating loss		(29,804)

TOTAL NET ASSETS		$15,739,559

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($10,495,807 ÷ 965,362 shares outstanding)		$10.87

Offering price per share (100/94.50 of $10.87)[1]		$11.50

Redemption proceeds per share		$10.87

Class B Shares:
Net asset value per share ($2,822,046 ÷ 259,585 shares outstanding)		$10.87

Offering price per share		$10.87

Redemption proceeds per share (94.50/100 of $10.87)[1]		$10.27

Class C Shares:
Net asset value per share ($2,421,706 ÷ 222,762 shares outstanding)		$10.87

Offering price per share (100/99.00 of $10.87)[1]		$10.98

Redemption proceeds per share (99.00/100 of $10.87)[1]		$10.76

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended April 30, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $44)			$3,681
Interest			2,064

TOTAL INCOME			5,745

Expenses:
Investment adviser fee		$24,014
Custodian fees		383
Transfer and dividend disbursing agent fees and expenses		826
Auditing fees		3,893
Legal fees		56
Portfolio accounting fees		1,395
Distribution services fee--Class A Shares		3,029
Distribution services fee--Class B Shares		2,419
Distribution services fee--Class C Shares		1,134
Shareholder services fee--Class A Shares		3,029
Shareholder services fee--Class B Shares		806
Shareholder services fee--Class C Shares		378
Share registration costs		811
Printing and postage		367
Miscellaneous		66

TOTAL EXPENSES		42,606

Waivers and Reimbursement:
Waiver of investment adviser fee	$(6,422)
Waiver of distribution services fee--Class A Shares	(606)
Waiver of transfer and dividend disbursing agent fees and expenses	(13)
Reimbursement of investment adviser fee	(16)

TOTAL WAIVERS AND REIMBURSEMENT		(7,057)

Net expenses			35,549

Net operating loss			(29,804)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			6,465
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,290,424

Net realized and unrealized gain on investments and foreign currency transactions			1,296,889

Change in net assets resulting from operations			$1,267,085

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 4/30/2003 [1]
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(29,804)
Net realized gain on investments and foreign currency transactions	6,465
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	1,290,424

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,267,085

Share Transactions:
Proceeds from sale of shares	15,119,182
Cost of shares redeemed	(646,708)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,472,474

Change in net assets	15,739,559

Net Assets:
Beginning of period	--

End of period	$15,739,559

1 For the period from December 18, 2002 (date of initial public investment) to April 30, 2003.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is appreciation of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2003, the Fund did not have securities subject to this type of arrangement and related collateral.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Period Ended 4/30/ 2003[1]
Class A Shares:	Shares	Amount
Shares sold	1,023,998	$10,183,285
Shares redeemed	(58,636)	(576,083)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	965,362	$9,607,202

	Period Ended 4/30/2003[1]
Class B Shares:	Shares	Amount
Shares sold	266,205	$2,668,693
Shares redeemed	(6,620)	(70,516)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	259,585	$2,598,177

	Period Ended 4/30/2003[1]
Class C Shares:	Shares	Amount
Shares sold	222,772	$2,267,204
Shares redeemed	(10)	(109)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	222,762	$2,267,095

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,447,709	$14,472,474

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to April 30, 2003.

FEDERAL TAX INFORMATION

At April 30, 2003, the cost of investments for federal tax purposes was $17,261,820. The net unrealized appreciation of investments for federal tax purposes was $1,290,421. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,446,444 and net unrealized depreciation from investments for those securities having an excess of cost over value of $156,023.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Under the terms of a sub-adviser agreement between the Adviser and the Trust Division of Federated Global Investment Management Corp. ("FGIMC"), FGIMC receives an annual fee from the Adviser equal to 1.175% of the Fund's average daily net assets. In addition, FGIMC may voluntarily choose to reduce its compensation.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the period ended April 30, 2003, were as follows:

Purchases	$15,842,654

Sales	$2,244,640

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Kaufmann Small Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172636
Cusip 314172628
Cusip 314172610

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28534 (6/03)

Federated Investors
World-Class Investment Manager

Federated Large Cap Growth Fund

Established 1998

5TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,			Period Ended
	4/30/2003		2002	2001	2000	10/31/1999 [1]
Net Asset Value, Beginning of Period	$6.47		$7.95	$13.37	$12.78	$10.00
Income From Investment Operations:
Net operating loss	(0.01)	[2]	(0.04)[2]	(0.06)	(0.13)[2]	(0.08)[2]
Net realized and unrealized gain (loss) on investments	(0.05)		(1.44)	(5.36)	0.72	2.86

TOTAL FROM INVESTMENT OPERATIONS	(0.06)		(1.48)	(5.42)	0.59	2.78

Less Distributions:
Distributions from net investment income	--		--	--	--	(0.00)[3]

Net Asset Value, End of Period	$6.41		$6.47	$ 7.95	$13.37	$12.78

Total Return[4]	(0.93)%		(18.62)%	(40.54)%	4.62%	27.83%

Ratios to Average Net Assets:

Expenses	1.58	%,5,6	1.46%[6]	1.37%	1.25%	1.20%[5]

Net operating loss	(0.42)%[5]		(0.47)%	(0.60)%	(0.84)%	(0.82)%[5]

Expense waiver/reimbursement[7]	0.01%[5]		0.00%[8]	0.00%[8]	0.00%[8]	0.39%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$131,832		$144,499	$228,433	$427,514	$105,338

Portfolio turnover	75%		233%	221%	173%	36%

1 Reflects operations for the period from December 29, 1998 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

3 Represents less than $0.01 per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.55% and 1.44% after taking into account these expense reductions for the six months ended April 30, 2003 and the year ended October 31, 2002, respectively.

7 This expense decrease is reflected in both the expense and the net operating loss ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,			Period Ended
	4/30/2003	2002	2001	2000	10/31/1999 [1]
Net Asset Value, Beginning of Period	$6.31	$7.82	$13.24	$12.75	$10.00
Income From Investment Operations:
Net operating loss	(0.04) [2]	(0.09)[2]	(0.16)	(0.24)[2]	(0.15)[2]
Net realized and unrealized gain (loss) on investments	(0.04)	(1.42)	(5.26)	0.73	2.90

TOTAL FROM INVESTMENT OPERATIONS	(0.08)	(1.51)	(5.42)	0.49	2.75

Net Asset Value, End of Period	$6.23	$6.31	$ 7.82	$13.24	$12.75

Total Return[3]	(1.27)%	(19.31)%	(40.94)%	3.84%	27.53%

Ratios to Average Net Assets:

Expenses	2.33%[4,5]	2.21%[5]	2.12%	2.00%	1.95%[4]

Net operating loss	(1.17)%[4]	(1.22)%	(1.35)%	(1.59)%	(1.57)%[4]

Expense waiver/reimbursement[6]	0.01%[4]	0.00%[7]	0.00%[7]	0.00%[7]	0.39%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$106,720	$121,572	$205,699	$400,171	$145,310

Portfolio turnover	75%	233%	221%	173%	36%

1 Reflects operations for the period from December 29, 1998 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.30% and 2.19% after taking into account these expense reductions for the six months ended April 30, 2003 and the year ended October 31, 2002, respectively.

6 This expense decrease is reflected in both the expense and the net operating loss ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,			Period Ended
	4/30/2003	2002	2001	2000	10/31/1999 [1]
Net Asset Value, Beginning of Period	$6.31	$7.82	$13.23	$12.75	$10.00
Income From Investment Operations:
Net operating loss	(0.04)[2]	(0.09)[2]	(0.15)	(0.24)[2]	(0.15)[2]
Net realized and unrealized gain (loss) on investments	(0.04)	(1.42)	(5.26)	0.72	2.90

TOTAL FROM INVESTMENT OPERATIONS	(0.08)	(1.51)	(5.41)	0.48	2.75

Net Asset Value, End of Period	$6.23	$6.31	$ 7.82	$13.23	$12.75

Total Return[3]	(1.27)%	(19.31)%	(40.89)%	3.76%	27.53%

Ratios to Average Net Assets:

Expenses	2.33%[4,5]	2.21%[5]	2.12%	2.00%	1.95%[4]

Net operating loss	(1.17)%[4]	(1.22)%	(1.35)%	(1.59)%	(1.57)%[4]

Expense waiver/reimbursement[6]	0.01%[4]	0.00%[7]	0.00%[7]	0.00%[7]	0.39%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$14,173	$16,067	$30,148	$57,560	$14,892

Portfolio turnover	75%	233%	221%	173%	36%

1 Reflects operations for the period from December 29, 1998 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.30% and 2.19% after taking into account these expense reductions for the six months ended April 30, 2003 and the year ended October 31, 2002, respectively.

6 This expense decrease is reflected in both the expense and the net operating loss ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--97.6%
		Consumer Discretionary--16.0%
143,800	[1]	AOL Time Warner, Inc.	$1,967,184
63,800	[1]	Amazon.com, Inc.	1,829,146
58,900	[1]	Bed Bath & Beyond, Inc.	2,327,139
65,000	[1]	Clear Channel Communications, Inc.	2,542,150
23,900		Gannett Co., Inc.	1,809,708
61,200		Harley Davidson, Inc.	2,719,728
63,400		Home Depot, Inc.	1,783,442
38,400	[1]	Kohl's Corp.	2,181,120
31,000		Lowe's Cos., Inc.	1,360,590
60,000		Mattel, Inc.	1,304,400
64,400		Nike, Inc., Class B	3,447,332
11,700		Omnicom Group, Inc.	724,230
37,700		Tribune Co.	1,846,546
100,000	[1]	Viacom, Inc., Class B	4,341,000
159,200		Wal-Mart Stores, Inc.	8,966,144
73,200		Walt Disney Co.	1,365,912

		TOTAL	40,515,771

		Consumer Staples--7.5%
58,800		Altria Group, Inc.	1,808,688
16,800		Anheuser-Busch Cos., Inc.	837,984
49,500		Clorox Co.	2,238,390
71,600		Coca-Cola Co.	2,892,640
92,790		PepsiCo, Inc.	4,015,951
46,400		Procter & Gamble Co.	4,169,040
106,100		Sysco Corp.	3,048,253

		TOTAL	19,010,946

		Energy--1.9%
45,000		Apache Corp.	2,576,250
78,200		Baker Hughes, Inc.	2,189,600

		TOTAL	4,765,850

Shares			Value
		COMMON STOCKS--continued
		Financials--8.4%
14,700		American Express Co.	$556,542
25,500		American International Group, Inc.	1,477,725
29,600		Citigroup, Inc.	1,161,800
72,800		Fannie Mae	5,269,992
47,900		Goldman Sachs Group, Inc.	3,635,610
65,900		J.P. Morgan Chase & Co.	1,934,165
17,400		Marsh & McLennan Cos., Inc.	829,632
23,700	[2]	Northern Trust Corp.	831,870
26,600		SLM Corporation	2,979,200
35,800		State Street Corp.	1,254,074
28,500		Wells Fargo & Co.	1,375,410

		TOTAL	21,306,020

		Healthcare--29.3%
92,500	[1,2]	AdvancePCS	2,780,550
46,600		Allergan, Inc.	3,273,650
95,500	[1]	Amgen, Inc.	5,855,105
19,800	[1]	Anthem, Inc.	1,359,072
82,200		Biomet, Inc.	2,503,812
100,400	[1]	Boston Scientific Corp.	4,322,220
39,600	[2]	Cardinal Health, Inc.	2,189,088
22,500	[1,2]	Express Scripts, Inc., Class A	1,326,600
63,000	[1]	Forest Laboratories, Inc., Class A	3,258,360
67,200	[1]	Genentech, Inc.	2,552,928
57,500	[1]	Gilead Sciences, Inc.	2,653,050
66,900		HCA - The Healthcare Corp.	2,147,490
182,200		Johnson & Johnson	10,268,792
51,100	[1]	MedImmune, Inc.	1,802,297
109,900		Medtronic, Inc.	5,246,626
67,800		Merck & Co., Inc.	3,944,604
336,100		Pfizer, Inc.	10,335,075
33,200		St. Jude Medical, Inc.	1,741,672
37,200		Stryker Corp.	2,492,772
15,800		UnitedHealth Group, Inc.	1,455,654
31,800	[1]	Wellpoint Health Networks, Inc.	2,414,892

		TOTAL	73,924,309

Shares			Value
		COMMON STOCKS--continued
		Industrials--9.7%
88,000		Automatic Data Processing, Inc.	$2,959,440
18,900		Danaher Corp.	1,303,722
84,000		First Data Corp.	3,295,320
307,840		General Electric Co.	9,065,888
15,200		Lockheed Martin Corp.	760,760
70,100		Paychex, Inc.	2,182,914
41,600		United Parcel Service, Inc.	2,584,192
36,600		United Technologies Corp.	2,262,246

		TOTAL	24,414,482

		Information Technology--23.6%
37,200		Adobe System, Inc.	1,285,632
131,500	[1]	Applied Materials, Inc.	1,919,900
484,200	[1]	Cisco Systems, Inc.	7,282,368
72,800	[1]	Dell Computer Corp.	2,104,648
104,900		EMC Corp. Mass	953,541
436,630		Intel Corp.	8,033,992
35,700		International Business Machines Corp.	3,030,930
39,000	[1,2]	KLA-Tencor Corp.	1,599,000
20,800	[1]	Lexmark International Group, Class A	1,549,808
633,420		Microsoft Corp.	16,196,549
42,000	[1,2]	Novellus Systems, Inc.	1,177,680
319,100	[1]	Oracle Corp.	3,790,908
60,000	[1]	Qlogic Corp.	2,639,400
46,600		Qualcomm, Inc.	1,486,074
31,900	[2]	SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung), ADR	813,769
88,200	[1]	Siebel Systems, Inc.	764,694
21,300	[1]	Symantec Corp.	936,135
134,020		Texas Instruments, Inc.	2,478,030
13,400	[1]	Veritas Software Corp.	294,934
52,200	[1]	Xilinx, Inc.	1,413,054

		TOTAL	59,751,046

		Telecommunication Services--0.5%
75,200	[1]	NEXTEL Communications, Inc., Class A	1,112,208

		Utilities--0.7%
30,700		FPL Group, Inc.	1,868,709

		TOTAL COMMON STOCKS (IDENTIFIED COST $232,308,748)	246,669,341

Shares			Value
		MUTUAL FUNDS--6.6%
6,749,688		Prime Value Obligations Fund, Class IS	$6,749,688
9,929,704		Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	9,929,704

		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	16,679,392

		TOTAL INVESTMENTS--104.2% (IDENTIFIED COST $248,988,140)[3]	263,348,733

		OTHER ASSETS AND LIABILITIES - NET--(4.2)%	(10,623,067)

		TOTAL NET ASSETS--100%	$252,725,666

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated brokers/dealers.

3 The cost of investments for federal tax purposes amounts to $248,988,140.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at value including $9,765,192 of securities loaned (identified cost $248,988,140)		$263,348,733
Income receivable		98,275
Receivable for investments sold		8,552,095
Receivable for shares sold		332,561

TOTAL ASSETS		272,331,664

Liabilities:
Payable for investments purchased	$9,067,343
Payable for shares redeemed	307,717
Payable on collateral due to brokers	9,929,704
Accrued expenses	301,234

TOTAL LIABILITIES		19,605,998

Net assets for 39,982,991 shares outstanding		$252,725,666

Net Assets Consist of:
Paid in capital		$718,317,359
Net unrealized appreciation of investments		14,360,593
Accumulated net realized loss on investments		(478,937,648)
Net operating loss		(1,014,638)

TOTAL NET ASSETS		$252,725,666

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($131,832,335 ÷ 20,573,204 shares outstanding)		$6.41

Offering price per share (100/94.50 of $6.41)[1]		$6.78

Redemption proceeds per share		$6.41

Class B Shares:
Net asset value per share ($106,719,955 ÷ 17,134,126 shares outstanding)		$6.23

Offering price per share		$6.23

Redemption proceeds per share (94.50/100 of $6.23)[1]		$5.89

Class C Shares:
Net asset value per share ($14,173,376 ÷ 2,275,661 shares outstanding)		$6.23

Offering price per share (100/99.00 of $6.23)[1]		$6.29

Redemption proceeds per share (99.00/100 of $6.23)[1]		$6.17

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $4,474)			$1,404,699
Interest (including income on securities loaned of $6,082)			56,222

TOTAL INCOME			1,460,921

Expenses:
Investment adviser fee		$968,584
Administrative personnel and services fee		97,117
Custodian fees		10,341
Transfer and dividend disbursing agent fees and expenses		514,320
Directors'/Trustees' fees		1,875
Auditing fees		8,917
Legal fees		2,010
Portfolio accounting fees		48,338
Distribution services fee--Class A Shares		166,574
Distribution services fee--Class B Shares		414,025
Distribution services fee--Class C Shares		54,837
Shareholder services fee--Class B Shares		138,008
Shareholder services fee--Class C Shares		18,279
Share registration costs		31,011
Printing and postage		47,151
Insurance premiums		802
Miscellaneous		1,783

TOTAL EXPENSES		2,523,972

Waiver, Reimbursement and Expense Reductions:
Waiver of investment adviser fee	$(7,980)
Reimbursement of investment adviser fee	(840)
Fees paid indirectly from directed broker agreements	(39,593)

TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTIONS		(48,413)

Net expenses			2,475,559

Net operating loss			(1,014,638)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(21,763,387)
Net change in unrealized depreciation of investments			18,807,321

Net realized and unrealized loss on investments			(2,956,066)

Change in net assets resulting from operations			$(3,970,704)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(1,014,638)	$(3,411,710)
Net realized loss on investments	(21,763,387)	(55,504,914)
Net change in unrealized appreciation/depreciation of investments	18,807,321	(11,857,369)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,970,704)	(70,773,993)

Share Transactions:
Proceeds from sale of shares	13,661,638	41,258,837
Cost of shares redeemed	(39,102,963)	(152,627,349)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(25,441,325)	(111,368,512)

Change in net assets	(29,412,029)	(182,142,505)

Net Assets:
Beginning of period	282,137,695	464,280,200

End of period	$252,725,666	$282,137,695

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Large Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities are generally valued at the mean of the latest bid and asked prices furnished by an independent pricing service. Short-term securities are valued at the prices as provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$9,765,192	$9,929,704

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,569,196	$9,893,479	3,590,577	$28,224,148
Shares redeemed	(3,331,779)	(20,818,971)	(9,974,031)	(77,628,595)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,762,583)	$(10,925,492)	(6,383,454)	$(49,404,447)

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	448,897	$2,766,120	1,363,274	$10,810,222
Shares redeemed	(2,576,121)	(15,646,302)	(8,411,616)	(62,773,760)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,127,224)	$(12,880,182)	(7,048,342)	$(51,963,538)

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	161,985	$1,002,039	294,197	$2,224,467
Shares redeemed	(432,069)	(2,637,690)	(1,604,831)	(12,224,994)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(270,084)	$(1,635,651)	(1,310,634)	$(10,000,527)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,159,891)	$(25,441,325)	(14,742,430)	$(111,368,512)

FEDERAL TAX INFORMATION

At April 30, 2003, the cost of investments for federal tax purposes was $248,988,140. The net unrealized appreciation of investments for federal tax purposes was $14,360,593. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,636,447 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,275,854.

At October 31, 2002, the Fund had a capital loss carryforward of $446,466,695, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 5,068,154

2008	$ 70,273,043

2009	$ 294,478,872

2010	$ 76,646,626

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended April 30, 2003, Class A Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2003, the Fund's expenses were reduced by $39,593 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2003, were as follows:

Purchases	$188,671,827

Sales	$213,865,439

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Large Cap Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172842
Cusip 314172834
Cusip 314172826

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G02516-02 (6/03)

Federated Investors
World-Class Investment Manager

Federated Market Opportunity Fund

Established 2000

3RD SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended
	4/30/2003	10/31/2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$10.77	$11.14	$10.00
Income From Investment Operations:
Net investment income	0.22	0.39 [2]	0.42
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.82	(0.30)[2]	1.13

TOTAL FROM INVESTMENT OPERATIONS	1.04	0.09	1.55

Less Distributions:
Distributions from net investment income	(0.21)	(0.42)	(0.41)
Distributions from net realized gain on investments and foreign currency transactions	(0.07)	(0.04)	--

TOTAL DISTRIBUTIONS	(0.28)	(0.46)	(0.41)

Net Asset Value, End of Period	$11.53	$10.77	$11.14

Total Return[3]	9.75%	0.56%	15.67%

Ratios to Average Net Assets:

Expenses	1.22%[4,5]	1.31%[5]	1.28%[4]

Net investment income	4.00%[4]	3.90%[2]	4.63%[4]

Expense waiver/reimbursement[6]	0.00%[4,7]	0.00%[7]	0.99%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$352,154	$189,611	$36,774

Portfolio turnover	60%	105%	60%

1 Reflects operations for the period from December 4, 2000 (start of performance) to October 31, 2001.

2 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.75% to 3.90%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended
	4/30/2003	10/31/2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$10.74	$11.12	$10.00
Income From Investment Operations:
Net investment income	0.17	0.35 [2]	0.38
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.82	(0.35)[2]	1.10

TOTAL FROM INVESTMENT OPERATIONS	0.99	0.00	1.48

Less Distributions:
Distributions from net investment income	(0.17)	(0.34)	(0.36)
Distributions from net realized gain on investments and foreign currency transactions	(0.07)	(0.04)	--

TOTAL DISTRIBUTIONS	(0.24)	(0.38)	(0.36)

Net Asset Value, End of Period	$11.49	$10.74	$11.12

Total Return[3]	9.32%	(0.19)%	15.00%

Ratios to Average Net Assets:

Expenses	1.97%[4,5]	2.06%[5]	2.03%[4]

Net investment income	3.29%[4]	3.30%[2]	3.81%[4]

Expense waiver/reimbursement[6]	0.00%[4,7]	0.00%[7]	0.99%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$172,160	$115,531	$33,481

Portfolio turnover	60%	105%	60%

1 Reflects operations for the period from December 4, 2000 (start of performance) to October 31, 2001.

2 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.16% to 3.30%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended
	4/30/2003	10/31/2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$10.73	$11.11	$10.00
Income From Investment Operations:
Net investment income	0.17	0.36 [2]	0.37
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.82	(0.36)[2]	1.10

TOTAL FROM INVESTMENT OPERATIONS	0.99	0.00	1.47

Less Distributions:
Distributions from net investment income	(0.17)	(0.34)	(0.36)
Distributions from net realized gain on investments and foreign currency transactions	(0.07)	(0.04)	--

TOTAL DISTRIBUTIONS	(0.24)	(0.38)	(0.36)

Net Asset Value, End of Period	$11.48	$10.73	$11.11

Total Return[3]	9.32%	(0.20)%	14.90%

Ratios to Average Net Assets:

Expenses	1.97%[4,5]	2.06%[5]	2.03%[4]

Net investment income	3.27%[4]	3.29%[2]	3.80%[4]

Expense waiver/reimbursement[6]	0.00%[4,7]	0.00%[7]	0.99%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$87,455	$56,586	$17,845

Portfolio turnover	60%	105%	60%

1 Reflects operations for the period from December 4, 2000 (start of performance) to October 31, 2001.

2 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.15% to 3.29%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--46.9%
		Automobiles--0.7%
241,100		Honda Motor Co. Ltd., ADR	$4,021,548

		Beverages--1.5%
811,600		Diageo PLC	9,009,469

		Construction Materials--0.4%
98,700	[1]	Cemex S.A. de C.V., ADR	2,255,295

		Containers & Packaging--0.7%
209,582		Mayr-Melnhof Karton AG, ADR	4,440,561

		Diversified Telecommunication Services--0.7%
346,300	[1]	Telstra Corp. Ltd., ADR	4,522,678

		Electric Utilities--0.5%
176,900		Iberdrola SA	2,854,138

		Food & Staples Retailing--2.4%
172,200		Alliance Unichem PLC	1,264,281
568,450	[1]	Boots Group PLC, ADR	10,402,692
596,000		Tate & Lyle	2,831,395

		TOTAL	14,498,368

		Food Products--1.9%
411,100	[1]	Bunge Ltd.	11,514,911

		Gas Utilities--0.7%
238,411		NiSource, Inc.	4,505,968

		Household Products--0.8%
100,200		Kimberly-Clark Corp.	4,986,954

		Metals & Mining--5.7%
705,600		Barrick Gold Corp.	10,548,720
374,900	[1]	Harmony Gold Mining Co. Ltd., ADR	3,936,450
1,293,000	[2]	Lihir Gold Ltd.	1,060,761
169,000	[2]	Lihir Gold Ltd., ADR	2,813,850
483,700		Newcrest Mining Ltd.	1,984,108
99,200		Newmont Mining Corp.	2,680,384
1,194,300	[1]	Placer Dome, Inc.	11,811,627

		TOTAL	34,835,900

Shares			Value
		COMMON STOCKS--continued
		Oil & Gas--10.3%
118,600		ChevronTexaco Corp.	$7,449,266
409,800		ENI SpA	5,851,183
681,000		Husky Energy, Inc.	7,788,285
294,900	[1]	Norsk Hydro A.S., ADR	12,518,505
327,700		OMV AG, ADR	7,870,305
477,900	[1]	Santos Ltd., ADR	6,972,561
862,800		Statoil ASA	6,847,570
367,200		Statoil ASA, ADR	2,886,192
647,600		Woodside Petroleum Ltd.	4,647,713

		TOTAL	62,831,580

		Paper & Forest Products--0.6%
4,312,600		Carter Holt Harvey Ltd.	3,936,189

		Pharmaceuticals--1.7%
255,400	[1]	GlaxoSmithKline PLC, ADR	10,348,808

		Real Estate--15.4%
108,000		Alexandria Real Estate Equities, Inc.	4,568,400
196,400	[1]	Annaly Mortgage Management, Inc.	3,731,600
39,500		Arden Realty Group, Inc.	941,285
82,700		Cousins Properties, Inc.	2,171,702
210,100		Health Care Property Investors, Inc.	7,819,922
352,100		Healthcare Realty Trust, Inc.	9,693,313
276,100	[1]	Heritage Property Investment	7,012,940
164,400		iStar Financial, Inc.	4,920,492
69,200		Kimco Realty Corp.	2,505,040
105,800		Liberty Property Trust	3,310,482
165,000	[1]	Mack-Cali Realty Corp.	5,207,400
134,200		Mid-Atlantic Realty Trust	2,486,726
361,500		Nationwide Health Properties, Inc.	5,061,000
76,000		Pan Pacific Retail Properties, Inc.	2,973,120
97,200		Prentiss Properties Trust	2,673,000
208,500		Prologis Trust	5,366,790
142,000		Public Storage, Inc.	4,565,300
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Real Estate-continued
88,200		Reckson Associates Realty Corp.	$1,662,570
179,000		Reckson Associates Realty Corp., Class B	3,426,060
73,500		Regency Centers Corp.	2,425,500
97,285	[2]	Rodamco Europe NV, Foreign Shares - Closed-end Funds	4,737,125
43,000		Universal Health Realty Trust, Inc.	1,124,450
2,788,400		Westfield Trust	5,989,589

		TOTAL	94,373,806

		Textiles Apparel & Luxury Goods--0.6%
90,500		V.F. Corp.	3,560,270

		Tobacco--1.6%
309,500		UST, Inc.	9,696,635

		Water Utilities--0.7%
447,837		Pennon Group PLC	4,620,377

		TOTAL COMMON STOCKS (IDENTIFIED COST $271,941,593)	286,813,455

		CORPORATE BONDS--3.2%
		Electric Utilities--0.4%
$2,800,000	[1]	CMS Energy Corp., Sr. Note, 8.50%, 4/15/2011	2,758,000

		Multi-Utilities & Unregulated Power--2.3%
3,175,000	[1]	Calpine Corp., Sr. Note, 8.625%, 8/15/2010	2,301,875
4,450,000	[1]	El Paso Corp., 6.75%, 5/15/2009	3,849,250
3,150,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	3,535,875
4,800,000		Williams Cos., Inc. (The), Note, 7.875%, 9/1/2021	4,344,000

		TOTAL	14,031,000

		Specialty Retail--0.5%
2,800,000	[1]	United Rentals, Inc., Company Guarantee, Series B, 10.75%, 4/15/2008	3,031,000

		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,812,797)	19,820,000

Principal Amount or Shares			Value
		GOVERNMENTS/AGENCIES--10.9%
$ 6,200,000		Asian Development Bank, Unsub., 5.375%, 9/15/2003	$3,889,853
9,600,000		Australia, Government of, Foreign Gov't. Guarantee, 9.00%, 9/15/2004	6,363,343
9,500,000		Canada, Government of, Bond, 5.00%, 12/1/2003	6,702,667
10,400,000		Canada, Government of, Bond, 5.25%, 9/1/2003	7,314,957
5,400,000		Netherlands, Government of, 5.75%, 1/15/2004	6,176,611
12,300,000		New Zealand, Government of, Foreign Gov't. Guarantee, 8.00%, 4/15/2004	7,063,653
52,000,000		Norway, Government of, Treasury Bill, 12/17/2003	7,226,260
51,000,000		Norway, Government of, Treasury Bill, 9/17/2003	7,165,328
60,000,000		Sweden, Government of, 5.00%, 1/15/2004	7,414,023
6,400,000		Treuhandanstalt, Foreign Gov't. Guarantee, 6.00%, 11/12/2003	7,287,511

		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $65,125,696)	66,604,206

		PREFERRED STOCKS--3.8%
		Construction Materials--0.2%
44,800		Texas Industries, Inc., Conv. Pfd., $2.75	1,383,200

		Electric Utilities--1.3%
31,100		TXU Corp., Conv. Pfd., $4.38	932,378
220,000	[1]	TXU Corp., PRIDES, $4.06	6,899,200

		TOTAL	7,831,578

		Healthcare Providers & Services--0.7%
89,600		McKesson Corp., Conv. Pfd., $2.50	4,435,200

		IT Services--1.2%
353,900		Electronic Data Systems Corp., PRIDES, Series I, $3.81	7,007,220

		Metals & Mining--0.4%
47,500		Inco Ltd., Conv. Pfd., $2.75	2,446,250

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $23,591,812)	23,103,448

Shares			Value
		MUTUAL FUNDS--39.5%
149,896,108		Prime Value Obligations Fund, Class IS	$149,896,108
56,113,591		Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	56,113,591
5,447,686		High Yield Bond Portfolio	35,573,388

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $239,842,855)	241,583,087

		TOTAL INVESTMENTS--104.3% (IDENTIFIED COST $617,314,753)[3]	637,924,196

		OTHER ASSETS AND LIABILITIES - NET--(4.3)%	(26,154,621)

		TOTAL NET ASSETS--100%	$611,769,575

1 Certain shares and/or principal amounts are temporarily on loan to unaffiliated broker/dealers.

2 Non-income producing security.

3 The cost of investments for federal tax purposes amounts to $617,475,799.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at value including $54,228,680 of securities loaned (identified cost $617,314,753)		$637,924,196
Cash denominated in foreign currencies (identified cost $1,328,637)		1,369,982
Income receivable		1,643,616
Receivable for investments sold		21,957,356
Receivable for shares sold		11,271,843

TOTAL ASSETS		674,166,993

Liabilities:
Payable for investments purchased	$4,429,197
Payable for shares redeemed	1,496,326
Payable to bank	192
Payable on collateral due to broker	56,113,591
Net payable for foreign currency exchange contracts	277,495
Accrued expenses	80,617

TOTAL LIABILITIES		62,397,418

Net assets for 53,161,360 shares outstanding		$611,769,575

Net Assets Consist of:
Paid in capital		$604,612,547
Net unrealized appreciation of investments and foreign currency transactions		20,693,775
Accumulated net realized loss on investments and foreign currency transactions		(13,927,844)
Undistributed net investment income		391,097

TOTAL NET ASSETS		$611,769,575

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($352,153,953 ÷ 30,550,714 shares outstanding)		$11.53

Offering price per share (100/94.50 of $11.53)[1]		$12.20

Redemption proceeds per share		$11.53

Class B Shares:
Net asset value per share ($172,160,244 ÷ 14,989,350 shares outstanding)		$11.49

Offering price per share		$11.49

Redemption proceeds per share (94.50/100 of $11.49)[1]		$10.86

Class C Shares:
Net asset value per share ($87,455,378 ÷ 7,621,296 shares outstanding)		$11.48

Offering price per share (100/99.00 of 11.48)[1]		$11.60

Redemption proceeds per share (99.00/100 of $11.48)[1]		$11.37

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $226,738)			$10,183,122
Interest (net of foreign taxes withheld of $6,679 and including income on securities loaned of $36,592)			2,081,570

TOTAL INCOME			12,264,692

Expenses:
Investment adviser fee		$1,758,238
Administrative personnel and services fee		176,293
Custodian fees		20,742
Transfer and dividend disbursing agent fees and expenses		163,344
Auditing fees		4,463
Legal fees		2,317
Portfolio accounting fees		62,484
Distribution services fee--Class B Shares		519,411
Distribution services fee--Class C Shares		253,768
Shareholder services fee--Class A Shares		328,353
Shareholder services fee--Class B Shares		173,137
Shareholder services fee--Class C Shares		84,590
Share registration costs		56,780
Printing and postage		33,371
Insurance premiums		1,019
Miscellaneous		723

TOTAL EXPENSES		3,639,033

Reimbursement and Expense Reduction:
Reimbursement of investment adviser fee	$(7,049)
Fees paid indirectly from directed brokerage arrangements	(4,481)

TOTAL REIMBURSEMENT AND EXPENSE REDUCTION		(11,530)

Net expenses			3,627,503

Net investment income			8,637,189

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(14,519,200)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			49,608,534

Net realized and unrealized gain on investments and foreign currency transactions			35,089,334

Change in net assets resulting from operations			$43,726,523

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,637,189	$7,784,790
Net realized gain (loss) on investments and foreign currency transactions	(14,519,200)	3,211,650
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	49,608,534	(28,860,050)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	43,726,523	(17,863,610)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,192,762)	(4,514,921)
Class B Shares	(2,229,270)	(2,346,246)
Class C Shares	(1,088,611)	(1,161,104)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(1,187,279)	(120,774)
Class B Shares	(708,990)	(115,054)
Class C Shares	(348,476)	(61,910)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,755,388)	(8,320,009)

Share Transactions:
Proceeds from sale of shares	293,922,186	425,819,496
Net asset value of shares issued to shareholders in payment of distributions declared	9,368,747	7,266,031
Cost of shares redeemed	(86,220,991)	(133,273,278)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	217,069,942	299,812,249

Change in net assets	250,041,077	273,628,630

Net Assets:
Beginning of period	361,728,498	88,099,868

End of period (including undistributed net investment income of $391,097 and $264,551, respectively)	$611,769,575	$361,728,498

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to achieve moderate capital appreciation and high current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds (other fixed income and asset backed securities) and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by Federated Investment Management Company, the Fund's Adviser. The Prime Value Obligations Fund is an open-end management company, registered under the Investment Company Act of 1940. The investment objective of the Prime Value Obligations Fund is to provide a high level of current income consistent with stability of principal and liquidity. Income distributions earned by the Fund are recorded as dividend income in the accompanying financial statements.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted for financial statement purposes.

Change in Accounting Policy

Effective November 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the fund to amortize premium and discount on all fixed income securities.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from adoption of premium and discount amortization on the financial statements is as follows:

	As of 11/1/2001		For the Year Ended 10/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$3,428	$3,428	$315,802	$(315,723)	$(79)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statements purposes as unrealized until the settlement date.

At April 30, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Sold:
5/1/2003	18,000,000 Australian Dollars	$11,116,620	$11,272,503	$(155,883)

5/1/2003	88,843 Australian Dollars	54,985	55,638	(653)

5/1/2003	273,000 Canadian Dollars	188,042	190,376	(2,334)

5/1/2003	13,300,000 New Zealand Dollars	7,367,801	7,447,334	(79,533)

5/1/2003	259,692 New Zealand Dollars	144,311	145,415	(1,104)

5/2/2003	567,368 Euro	622,811	634,374	(11,563)

5/2/2003	3,362,400 Swedish Krona	404,144	411,368	(7,224)

5/5/2003	941,236 Euro	1,033,195	1,052,396	(19,201)

NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(277,495)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated in U.S. dollars on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$54,228,680	$56,113,591

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	18,141,352	$201,970,038	23,689,980	$268,889,076
Shares issued to shareholders in payment of distributions declared	530,471	5,844,179	373,726	4,232,418
Shares redeemed	(5,729,744)	(63,722,499)	(9,757,240)	(106,336,096)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	12,942,079	$144,091,718	14,306,466	$166,785,398

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	5,265,628	$58,424,718	9,398,807	$109,052,573
Shares issued to shareholders in payment of distributions declared	221,150	2,427,379	179,943	2,061,162
Shares redeemed	(1,259,121)	(13,926,009)	(1,828,925)	(20,696,649)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	4,227,657	$46,926,088	7,749,825	$90,417,086

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,019,611	$33,527,430	4,132,450	$47,877,847
Shares issued to shareholders in payment of distributions declared	100,064	1,097,189	84,853	972,451
Shares redeemed	(773,980)	(8,572,483)	(548,609)	(6,240,533)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,345,695	$26,052,136	3,668,694	$42,609,765

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	19,515,431	$217,069,942	25,724,985	$299,812,249

FEDERAL TAX INFORMATION

At April 30, 2003, the cost of investments for federal tax purposes was $617,475,799. The net unrealized appreciation of investments for federal tax purposes was $20,448,397. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,444,428 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,996,031.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the amortization/accretion tax elections on fixed income securities.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser has agreed to reimburse certain investment adviser fees resulting from investments in Prime Value Obligations Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%

Class B Shares	0.75%

Class C Shares	0.75%

For the six months ended April 30, 2003, Class A Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2003, were as follows:

Purchases	$338,441,469

Sales	$221,467,044

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objectives and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Market Opportunity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172743
Cusip 314172735
Cusip 314172727

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

26600 (6/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Equity Funds

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        June 24, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        June 25, 2003

By          /S/Richard J. Thomas, Principal Financial Officer

Date        June 24, 2003